As filed with the Securities and Exchange Commission on October 6, 2006

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 51	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 53	☒

ProFunds

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copy to:

Michael L. Sapir	John Loder, Esq.	Bruce Treff, Esq.
Chairman ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, Maryland 20814	Ropes & Gray LLP One International Place Boston, MA 02110-2624	BISYS Fund Services 100 Summer St., Suite 1500 Boston, MA 02110

(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment relates only to ProFund VP Broad Market, ProFund VP Dividend Equities, ProFund VP EqualOTC, ProFund VP International, ProFund VP Emerging Markets, ProFund VP UltraLatin America, ProFund VP UltraInternational, ProFund VP Short Broad Market, ProFund VP Short Dividend Equities, ProFund VP Short EqualOTC, ProFund VP Short Asia, ProFund VP Short Europe 30, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort Latin America, ProFund VP UltraShort International, ProFund VP UltraShort Japan, ProFund VP Transportation UltraSector, ProFund VP Short Basic Materials, ProFund VP Short Biotechnology, ProFund VP Short Consumer Goods, ProFund VP Short Consumer Services, ProFund VP Short Financials, ProFund VP Short Health Care, ProFund VP Short Industrials, ProFund VP Short Oil Equipment, Services & Distribution, ProFund VP Short Technology, ProFund VP Short Telecommunications, ProFund VP Short Transportation, ProFund VP U.S. Government 10. No information relating to any other series or class of series of ProFunds is amended or superseded hereby.

ProFunds®

Not just funds, ProFundsSM

Classic ProFunds VP

Broad Market

Dividend Equities

EqualOTC

International

Emerging Markets

Ultra ProFunds VP

UltraLatin America

UltraInternational

Inverse ProFunds VP

Short Broad Market

Short Dividend Equities

Short EqualOTC

Short Asia

Short Europe 30

Short International

Short Emerging Markets

UltraShort Latin America

UltraShort International

UltraShort Japan

Sector ProFunds VP

Transportation

Inverse Sector ProFunds VP

Short Basic Materials

Short Biotechnology

Short Consumer Goods

Short Consumer Services

Short Financials

Short Health Care

Short Industrials

Short Oil Equipment, Services & Distribution

Short Technology

Short Telecommunications

Short Transportation

Non-Equity ProFunds VP

U.S. Government 10

Prospectus

[    ], 2006

This Prospectus should be read in conjunction with the offering documents of the separate account or insurance contract through which you invest in the ProFunds VP. This Prospectus may include information pertaining to certain portfolios that are not available through the separate account or insurance or contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus or offering documents to determine which portfolios are available to you and read and retain these documents for future reference. Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROFUNDS VP OVERVIEW

The ProFunds VP described in this Prospectus (each a “ProFund VP” and, collectively, the “ProFunds VP”) seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Classic ProFunds VP

Classic ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
Broad Market	NYSE Composite Index®	Match (100%)	All companies that trade on the NYSE.

Dividend Equities	Dow Jones Select Dividend Index	Match (100%)	Widely traded companies that have high dividend yields, relative to other publicly traded companies.

EqualOTC	NASDAQ-100 Equal- Weighted IndexSM	Match (100%)	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

International	Morgan Stanley Capital International Europe, Australasia and Far East Index	Match (100%)	Diverse securities representing approximately 85% of the total market capitalization of publicly traded companies in developed markets other than the U.S. and Canada.

Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	Match (100%)	Companies who have their primary equity listing on a stockexchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.

Ultra ProFunds VP

Ultra ProFunds VP seek to provide daily investment results, before fees and expenses, that double (200%) the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index

UltraLatin America	Bank of New York Latin America ADR 35	Double (200%)	Companies who have their primary equity listing on a stock exchange of a Latin America country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.

UltraInternational	Morgan Stanley Capital International Europe, Australasia and Far East Index	Double (200%)	Diverse securities representing approximately 85% of the total market capitalization of publicly traded companies indeveloped markets other than the U.S. and Canada.

Inverse ProFunds VP

Inverse ProFunds VP seek to provide daily investment results, before fees and expenses, that either match (100%) or double (200%) the inverse (opposite) of the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index

Short Broad Market	NYSE Composite Index®	100% of the Inverse	All companies that trade on the NYSE.

Short Dividend Equities	Dow Jones U.S. Select Dividend Index	100% of the Inverse	Widely traded companies that have high dividend yields, relative to other publicly traded companies.

Short EqualOTC	NASDAQ-100 Equal-Weighted IndexSM	100% of the Inverse	Large capitalization, non-financial companies listed on The NASDAQ Stock Market

Short Asia	ProFunds Asia 30	100% of the Inverse	Companies whose principal offices are located in countries of the Asia/Pacific region, excluding Japan, whose securities are traded in the U.S.

Short Europe 30	ProFunds Europe 30	100% of the Inverse	Companies whose principal offices are located in European countries, whose securities are traded in the U.S.

Short International	Morgan Stanley Capital International Europe, Australasia and Far East Index	100% of the Inverse	Diverse securities representing approximately 85% of the total market capitalization of publicly traded companies in

Short Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	100% of the Inverse	Companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.

UltraShort Latin America	Bank of New York Latin America ADR 35	200% of the Inverse	Companies who have their primary equity listing on a stock exchange of a Latin America country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ.

UltraShort International	Morgan Stanley Capital International Europe, Australasia and Far East Index	200% of the Inverse	Diverse securities representing approximately 85% of the total market capitalization of publicly traded companies in developed markets other than the U.S. and Canada.

[1]	A benchmark may be any standard of investment performance to which a mutual fund seeks to match or correlate its performance. The ProFunds VP utilize the performance of an index, security or a multiple or inverse multiple thereof as their benchmark. For example, Broad Market ProFund VP has a daily benchmark to correspond to the daily price performance of the NYSE Composite Index.

UltraShort Japan	Nikkei 225 Stock Average	200% of the Inverse	Large capitalization, widely traded Japanese stocks

Sector ProFunds VP

Sector ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
Transportation	Dow Jones Transportation Average	100%	Equity securities of established U.S. companies that are leaders in the transportation industry.

Inverse Sector ProFunds VP

Inverse Sector ProFunds VP seek to provide daily investment results, before fees and expenses, that match (100%) the inverse (opposite) of the daily price performance of an index.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index

Short Basic Materials	Dow Jones U.S. Basic Materials Index	100% of the Inverse	Securities within the basic materials industry of the U.S. equity market

Short Biotechnology	Dow Jones U.S. Biotechnology Index	100% of the Inverse	Securities representing the biotechnology subsector of the U.S. equity market

Short Consumer Goods	Dow Jones U.S. Consumer Goods	100% of the Inverse	Securities within the consumer goods industry in the U.S. equity market

Short Consumer Services	Dow Jones U.S. Consumer Services	100% of the Inverse	Securities within the consumer services industry in the U.S. equity market

Short Financials	Dow Jones U.S. Financials Index	100% of the Inverse	Securities within the financial services industry in the U.S. equity market

Short Health Care	Dow Jones U.S. Health Care Index	100% of the Inverse	Securities within the health care industry of the U.S. equity market

Short Industrials	Dow Jones U.S. Industrials Index	100% of the Inverse	Securities within the industrial industry of the U.S. equity market

Short Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution Index	100% of the Inverse	Securities representing the oil, equipment, services and distribution sector of the U.S. equity market

Short Technology	Dow Jones U.S. Technology Sector	100% of the Inverse	Securities within the technology industry of the U.S. equity market

Short Telecommunications	Dow Jones U.S. Telecommunications Sector	100% of the Inverse	Securities within the telecommunications industry of the U.S. equity market

Short Transportation	Dow Jones U.S. Industrial Transportation	100% of the Inverse	Equity securities of established U.S. companies that are leaders in the transportation sector of the U.S. equity market.

Non-Equity ProFunds VP

Non-Equity ProFunds VP seek to provide daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price performance of the most recently issued 10-year U.S. Treasury Note.

ProFund VP	Index	Daily Benchmark	Types of Companies in Index
U.S. Government 10	Most recently issued 10-year U.S. Treasury Note	125%	U.S. Treasury securities

An investment in a ProFund VP is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds VP are not guaranteed to achieve their investment objectives, and an investment in a ProFund VP could lose money. No single ProFund VP is a complete investment program. ProFunds does not limit the frequency or amount of exchanges.

ProFunds VP Strategies and Risks

“In seeking to achieve each ProFund VP’s investment objective, ProFund Advisors takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the movement of its benchmark.”

ProFunds VP Strategies and Risks

Discussion of Principal Strategies

The following discussion of investment strategies covers all ProFunds VP. ProFunds VP are designed to correspond to a daily benchmark, before fees and expenses, such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance, or a multiple of the inverse of the daily price performance, of an index or security.

In seeking to achieve each ProFund VP’s investment objective, ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”):

•	uses a mathematical approach to investing to determine the type, quantity and mix of investment positions that the ProFund VP should hold to simulate the performance of its benchmark;

•	takes positions in securities and other financial instruments that ProFund Advisors believes, in combination, should simulate the daily movement of the ProFund VP’s benchmark;

•	may not have investment exposure to all securities or components in the index underlying the ProFund VP’s benchmark, or the ProFund VP’s weighting of investment in such securities or industries may be different from that of the index;

•	may utilize a variety of securities and financial instruments in pursuing the ProFund VP’s investment objective, including investment contracts whose value is derived from the value of an underlying asset, interest rate, index or currency such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions;

•	seeks to remain fully invested at all times in securities or financial instruments that provide exposure to the ProFund VP’s benchmark without regard to market conditions, trends or direction and does not take temporary defensive positions; and

•	may invest in securities or instruments, including money market instruments and other income producing instruments that are not included in the index underlying the ProFund VP’s benchmark or may weight certain stocks or industries differently than the index if ProFund Advisors believes it is appropriate in view of the ProFund VP’s investment objective.

Each ProFund VP may substitute a different index or security for the index or security underlying its benchmark. Each ProFund VP does not seek to provide correlation with its benchmark over a period of time greater than one day. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast stock market movement or trends in managing the assets of the ProFunds VP. The investment objective of each ProFund VP is non-fundamental and may be changed without shareholder approval.

Under normal circumstances, each of the following Funds seeks its investment objective by committing at least 80% of its assets to investments that have economic characteristics similar to the type of investment suggested by its name and that, in combination, should have similar daily return characteristics as its benchmark: ProFund VP Broad Market, ProFund VP Dividend Equities, ProFund VP EqualOTC, ProFund VP Emerging Markets, ProFund VP UltraLatin America, ProFund VP Short Broad Market, ProFund VP Short Dividend Equities, ProFund VP Short EqualOTC, ProFund VP Short Asia, ProFund VP Short Europe, ProFund VP Short Emerging Markets, ProFund VP UltraShort Latin America, ProFund VP UltraShort Japan, Sector ProFunds VP, Inverse Sector ProFunds VP and ProFund VP U.S. Government 10. The investments may include, without limitation, securities, futures contracts, options on futures contracts, swap agreements, options on securities and indices, money market instruments, or a combination of the foregoing. The ProFunds VP subject to this policy will provide shareholders with at least 60 days’ prior notice of any change in the policy.

Discussion of Principal Risks

Like all investments, investing in the ProFunds VP entails risks. Many factors affect the value of an investment in the ProFunds VP. The factors most likely to have a significant impact on each ProFund VP’s portfolio are called “principal risks.” The principal risks for each ProFund VP are identified in each ProFund VP’s description and are described below. A ProFund VP may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains more information about the ProFunds VP, their investment strategies and related risks.

The following risks apply to the ProFunds VP, as noted:

Active Investor Risk (All ProFunds VP). ProFund Advisors expects a significant portion of the assets invested in the ProFunds VP to come from professional money managers and investors who use ProFunds VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions which could increase portfolio turnover. In addition, large movements of assets into and out of the ProFunds VP may negatively impact a ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk (All ProFunds VP). The ProFunds VP use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. The ProFunds VP’ investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ProFunds VP to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying a ProFund VP’s benchmark, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each ProFund VP expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. These and other risks associated with such techniques are described elsewhere in this section, such as under liquidity risk, interest rate risk, credit risk and counterparty risk.

Concentration Risk (Dividend Equities, UltraLatin America, Short Dividend Equities, Short Asia, Short Europe 30, UltraShort Latin America, all Sector and all Inverse Sector ProFunds VP). Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments. In addition, particularly with respect to certain ProFunds VP, a fund may have significant exposure to an individual company that constitutes a significant portion of that fund’s benchmark index. As a result, such a fund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. While not a principal risk of the following Funds, the ProFund VP Broad Market , ProFund VP EqualOTC, ProFund VP International, ProFund VP Emerging Markets, ProFund VP UltraInternational, ProFund VP Short Broad Market , ProFund VP Short EqualOTC, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP UltraShort International, ProFund VP UltraShort Japan and ProFund VP U.S. Government 10 may concentrate their investments in a particular industry or group of industries to approximately the same extent as the index or security underlying each Fund’s benchmark and to the extent permitted by applicable regulatory guidance.

Correlation Risk (All ProFunds VP). A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, holding uninvested cash (including as a result of a disparity between estimated and actual cash flow), income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds VP’ ability to meet their daily investment objective on that day. Each Ultra, Inverse, Sector, Inverse Sector and Non-Equity ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective. Therefore, mathematical compounding may prevent these ProFund VPs from correlating with the monthly, quarterly, annual or other period performance of the index underlying their benchmarks or the inverse thereof, as appropriate. In addition, in an effort to avoid holding uninvested cash in the Funds, the Adviser may execute investment transactions for the Funds based on estimates of the net cash flow that the Advisor anticipates from that day’s shareholder purchase and redemption activity. Because the actual net cash flow for the day may not be known until after the end of the trading day, and may differ materially from the estimates, the practice of investing on the basis of estimates may not avoid the effects of the Funds’

holding uninvested cash or may cause the Funds to be temporarily mis-leveraged. In certain circumstances where there is a disparity between estimated and actual cash flow, investing on the basis of estimates could adversely affect each Fund’s ability to achieve its investment objective.

Counterparty Risk (All ProFunds VP). Each ProFund VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the fund or held by special purpose or structured vehicles. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline. ProFunds VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. ProFunds VP may obtain only limited recovery or may obtain no recovery in such circumstances. ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by ProFund Advisors to be of comparable quality.

Credit Risk (All ProFunds VP). Credit risk is the risk that an issuer or guarantor of a security or a counterparty to a financial instrument may default on its payment obligations or experience a decline in credit quality. Changes in a debt issuer’s credit rating may affect a debt instrument’s value and, thus, impact Fund performance. ProFunds VP will also be subject to credit risk with respect to the amount a Fund expects to receive from counterparties to transactions in financial instruments. If a counterparty defaults on its payment obligations to a Fund, the value of your investment in a Fund may decline.

Debt Instrument Risk (ProFund VP U.S. Government 10). Each ProFund VP may invest in debt instruments, and ProFund VP U.S. Government 10 invests principally in, or seeks exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. Government, and may be exposed to credit risk. ProFund VP U.S. Government 10 is positively correlated to bond prices.

Early Close/Trading Halt Risk (All ProFunds VP). An exchange or market may close early or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund VP being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund VP may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Equity Risk (All Classic, Ultra, Inverse, Sector and Inverse Sector ProFunds VP). The equity markets are volatile, and the value of securities, futures, options contracts and other instruments correlated with the equity markets may fluctuate dramatically from day to day. This volatility may cause the value of an investment in a ProFund VP to decrease. The Inverse and Inverse Sector ProFunds VP respond differently to these risks than funds that are positively correlated to the equity markets.

Foreign Currency Risk (International, Emerging Markets, UltraLatin America, UltraInternational, Short Asia, Short Europe 30, Short International, Short Emerging Markets, UltraShort Latin America and UltraShort International ProFunds VP). Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information is incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges are subject to foreign currency risk.

Foreign Investment Risk (Broad Market, International, Emerging Markets, UltraLatin America, UltraInternational, Short Broad Market, Short Asia, Short Europe 30, Short International, Short Emerging Market, UltraShort Latin America, UltraShort International,UltraShort Japan ProFunds VP). Foreign stocks and financial instruments correlated to such stocks may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information is incomplete, unavailable or inaccurate. Additionally, certain countries may lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Securities or financial instruments purchased by a ProFund VP may be impacted by fluctuations in foreign currencies, as described under Foreign Currency Risk above.

Geographic Concentration Risk (UltraLatin America, Short Asia, Short Europe 30, UltraShort Latin America, and UltraShort Japan ProFunds VP.). Certain ProFunds VP focus their investments in particular countries or geographic regions and may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, ProFunds VP that focus their investments in a particular geographic region or country may be more volatile than a more geographically diversified Fund.

Interest Rate Risk (U.S. Government 10 ProFund VP). Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk (Inverse and Inverse Sector ProFunds VP). ProFunds VP benchmarked to the inverse or an inverse multiple of an index should lose value as the index or security underlying such ProFund VP’s benchmark is increasing (gaining value) — a result that is the opposite from traditional mutual funds.

Leverage Risk (All ProFunds VP except Classic ProFunds VP). Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ProFunds VP employ leverage, all of the ProFunds VP may use leveraged investment techniques for investment purposes. The ProFunds VP that employ leverage will normally lose more money in adverse market environments than funds that do not employ leverage. A falling market is considered an adverse market environment for the Classic ProFunds VP, Ultra ProFunds VP, Sector ProFunds VP and ProFund VP U.S. Government 10. A rising market is considered an adverse market environment for the Inverse ProFunds VP and Inverse Sector ProFunds VP. Over time, the use of leverage, combined with the effect of compounding, will have a more significant impact on a ProFund VP’s performance compared to the index underlying its benchmark than a fund that does not employ leverage. Therefore, the return of the index over a period of time greater than one day multiplied by a Fund’s specified multiple or inverse multiple (e.g., 200% or -200%) will not generally equal a Fund’s performance over that same period. The following example illustrates this point:

Let’s say, hypothetically, that a shareholder invests $10,000 in Fund A and $10,000 in Fund B.

Fund A: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to the daily performance of an index.	Fund B: A fund whose objective is to seek daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of an index.

On Day 1, each Fund’s benchmark index increases in value 1% which causes a 1% increase in Fund A and a 2% increase in Fund B. On Day 2, each Fund’s benchmark index decreases in value 1% which causes a 1% decrease in Fund A and a 2% decrease in Fund B. At the end of Day 2, the value of the shareholder’s investment in Fund A would be approximately $9,999 (an increase of $100 on Day 1 and a decrease of $101 on Day 2). The value of the shareholder’s investment in Fund B would be approximately $9,996 at the end of Day 2 (an increase of $200 on Day 1 and a decrease of $204 on Day 2). In each case, the value of the shareholder’s investment declined overall. However, the effect of compounding was more pronounced for Fund B, which employs leverage. This example demonstrates how an investment in Fund A would have decreased in value by $1 over two days based on the index performance, while an investment in Fund B would have decreased in value by $4 over two days (four times the cumulative index loss over two days rather than two times the cumulative index loss).

Over time, the cumulative percentage increase or decrease in the net asset value of a Fund that employs leverage may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the underlying index due to the compounding effect of losses and gains on the returns of the Fund. Consequently, for periods greater than one day, investors should not expect the return of a Fund that employs leverage to be equal to the stated multiple of the return (or inverse multiple of the return) of the underlying index. In addition, in trendless or flat markets it is expected that a Fund that employs leverage will underperform the compounded return of the stated multiple (or inverse multiple) of its benchmark index.

Liquidity Risk (All ProFunds VP). In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Certain derivative securities such as over-the-counter contracts held by a ProFund VP may also be illiquid. This may prevent the ProFunds VP from limiting losses, realizing gains, or from achieving a high (inverse) correlation with their underlying benchmark index or security. In addition, a ProFund VP may not be able to pay redemption proceeds within the time periods described in this Prospectus as a result of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk (All ProFunds VP). The ProFunds VP are subject to market risks that will affect the value of their shares, including, adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. The ProFunds VP, other than the Inverse ProFunds VP and Inverse Sector ProFunds VP, should normally lose value on days when the index or security underlying their benchmark declines (adverse market conditions for these ProFunds VP). Inverse ProFunds VP and Inverse Sector ProFunds VP should lose value on days when the index or securities underlying their benchmark increases (adverse market conditions for these ProFunds VP). The ProFunds VP seek to remain fully invested regardless of market conditions.

Mid-Cap Company Investment Risk (Dividend Equities, UltraLatin America, Short Dividend Equities and UltraShort Latin America ProFunds VP). Mid-cap company stocks may have greater fluctuations in price than the stocks of large companies. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. Mid-Cap companies may have limited product lines or resources and may be dependant upon a particular market niche.

Non-Diversification Risk (All ProFunds VP). The ProFunds VP have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers. This may make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund VP whose index underlying its benchmark comprises a small number of stocks or other securities.

Portfolio Turnover Risk (All ProFunds VP). Each Fund’s strategy may involve high portfolio turnover to rebalance the Fund’s investment exposure. A high level of portfolio turnover may negatively impact performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Repurchase Agreement Risk (All ProFunds VP). Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund VP may lose money because it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund VP may have difficulty exercising rights to the collateral.

Short Sale Risk (Inverse and Inverse Sector ProFunds VP). Selling short is a technique that may be employed by a ProFund VP to achieve investment exposure consistent with its investment objective. Short selling is accomplished by borrowing a security and then selling it. If a ProFund VP buys back the security at a price lower than the price at which it sold the security plus accrued interest, the ProFund VP will earn a positive return (profit) on the difference. If the current market price is greater when the time comes to buy back the security plus accrued interest, the ProFund VP will incur a negative return (loss) on the transaction. The ProFunds VP’ use of short sales may involve additional transaction costs and other expenses. As a result, the cost of maintaining a short position may exceed the return on the position, which may cause a ProFund VP to lose money. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower a ProFund VP’s return or result in a loss. Entering into short positions through financial instruments such as futures, options, and swap agreements may also cause a ProFund VP to be exposed to short sale risk. Selling short may be considered an aggressive investment technique.

Small-Cap Company Investment Risk (Emerging Markets and Short Emerging Markets ProFunds VP). The risk of equity investing may be particularly acute for securities of issuers with small market capitalization. Small-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid, than the stocks of larger companies. Liquidating positions in small-cap companies could become difficult in turbulent market conditions. Small-cap company stocks tend to have greater fluctuations in price than the stocks of large companies. They may have limited product lines, markets, financial resources or personnel. In addition, small-cap companies tend to lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small-cap security prices.

Technology Investment Risk (EqualOTC, Short EqualOTC and Short Technology ProFunds VP). Technology investment risk is the risk that securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions, government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Volatility Risk (UltraLatin America UltraInternational, UltraShort Latin America, UltraShort International, UltraShort Japan, Transportation and U.S. Government 10 ProFunds VP). The ProFunds VP most subject to volatility risk seek to provide a daily investment result that corresponds to a multiple or the inverse multiple of the performance of an index or security. Therefore, they experience greater volatility than the indexes or securities underlying their benchmarks and thus have the potential for greater losses.

Important Concepts and Definitions

This section describes important concepts and definitions that may be unfamiliar to an investor.

•	Asset-Backed Securities are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

•	Debt Instruments include bonds and other instruments, such as certificates of deposit, Euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government Securities, that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

•	Depositary Receipts (DRs) include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and New York Shares (NYSs).

•	ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

•	GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world.

•	A NYS is a share of New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home market. It is issued by a U.S. transfer agent and registrar on behalf of the company and created against the cancellation of the local share by the local registrar. One NYS is always equal to one ordinary share. NYS programs are typically managed by the same banks that manage ADRs, as the mechanics of the instrument are very similar. NYSs are used primarily by Dutch companies.

•	Equity Securities are securities that include common stock, preferred stock, depositary receipts, convertible securities and rights and warrants. Stocks represent an ownership interest in a corporation.

•	Financial Instruments The ProFunds VP may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate, currency or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and cash investments in debt or money market instruments covering such positions. The ProFunds VP may invest in financial instruments as a substitute for investing directly in stocks or bonds. Financial instruments may also be used to employ leveraged investment techniques and as an alternative to selling short. Use of financial instruments may involve costs, in addition to transaction costs. Suitable financial instrument transactions may not be available in all circumstances.

•	Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

•	Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date. The price of a futures contract theoretically reflects a cost of financing and the dividend or interest yield of the underlying securities.

•	Leveraged Investment Techniques Swap agreements, reverse repurchase agreements, borrowing, futures contracts, short sales and options on securities indexes and forward contracts all may be used to create leverage. Use of leveraged investment techniques may involve additional costs and risks to a fund.

•	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government Securities, securities issued by governments of other developed countries and repurchase agreements.

•	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give one the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives one the right to sell a stock at an agreed-upon price on or before a certain date.

•	Ordinary Shares are capital stock or equity of a publicly traded company, often referred to as common stock. Ordinary shares receive secondary preference to preferred stock in the distribution of dividends and often assets. Ordinary shares of foreign companies may trade directly on U.S. exchanges.

•	Repurchase Agreements are contracts in which the seller of securities, usually U.S. Government Securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the ProFunds VP as a short-term investment vehicle for cash positions.

•	Sampling Techniques If ProFund Advisors believes it is appropriate in view of a ProFund VP’s investment objective, a ProFund VP may hold a representative sample of the components in the index underlying a ProFund VP’s benchmark. The sampling process typically involves selecting a representative sample of securities in an index principally to enhance liquidity and reduce transaction costs while seeking to maintain high correlation with, and similar aggregate characteristics (market capitalization and industry weightings) to, the underlying index. In addition, a ProFund VP may obtain exposure to components not included in the index, invest in securities that are not included in the index or may overweight or underweight certain components contained in the index.

•	Selling Short entails selling a stock or debt instrument, usually borrowed, and buying it back at a later date. Entering into short positions through financial instruments such as futures, options and swap agreements is intended to have similar investment results as selling short.

•	Structured Notes are debt obligations which may include components such as swaps, forwards, options, caps or floors which change its return pattern. Structured notes may be used to alter the risks to a portfolio, or alternatively may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

•	Swap Agreements are two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

•	U.S. Government Securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government Securities are guaranteed as to principal or interest and are backed by the full faith and credit of the federal government. Other U.S. Government Securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

Index Information

A description of the indices currently underlying each ProFund VP’s benchmark are set forth below.

The NYSE Composite Index is designed to measure the performance of all common stocks listed on the NYSE including ADRs, REITs and tracking stocks. The Index consists of over 2000 US and non-US stocks. The Index is weighted using free-float market capitalization. As of September 30, 2006, the Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Select Dividend Index is designed to reflect the performance of the 100 leading U.S. dividend-yielding stocks. To be eligible for selection to the indexes, stocks must pass screens for dividend quality and for liquidity in most markets. Stocks are then selected to the indexes based on dividend yield. Index constituents are dividend weighted rather than market-capitalization weighted. The weights of individual securities are capped to prevent one or several components from dominating the indexes. The composition of each index is reviewed on an annual basis. During the review process, preference is given to current components in order to limit turnover. As of September 30, 2006, the Index included companies with capitalizations between $[ ] billion and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The NASDAQ-100 Equal Weighted Index is the equal weighted version of the NASDAQ-100 Index which includes 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index, but each of the securities is initially set at a weight of 1.00% of the Index which is rebalanced quarterly. As of September 30, 2006, the Index included companies with capitalizations between $[ ] billion and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The MSCI EAFE® Index (Europe, Australia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of May 2005 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Bank of New York Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York. The Index currently consists of the following emerging market countries: Brazil, Korea, México, Taiwan, China, South Africa, India, Israel, Russia, Indonesia and Argentina.

The Bank of New York Latin America 35 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York. As of the date of this Prospectus, the Index consists of the following Latin America countries: Brazil, Chile, Colombia, Mexico and Peru. As of September 30, 2006, the Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The ProFunds Asia 30 Index created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U. S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U. S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method and exposure to Pacific rim countries is limited to 20% or less. As of September 30, 2006, the ProFunds Asia 30 Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The ProFunds Europe 30, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of September 30, 2006, the ProFunds Europe 30 Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The Nikkei 225 Stock Average (Nikkei) is a modified priceweighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange. The Nikkei is calculated from the prices of the 225 Tokyo Stock Exchange (TSE) First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Nikkei are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, considers company specific information and the overall composition of the Index.

The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of September 30,

2006, the Dow Jones U.S. Basic Materials Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools. As of September 30, 2006, the Dow Jones U.S. Biotechnology Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of September 30, 2006, the Dow Jones U.S. Consumer Goods Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of September 30, 2006, the Dow Jones U.S. Consumer Services Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of September 30, 2006, the Dow Jones U.S. Financials Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of September 30, 2006, the Dow Jones U.S. Health Care Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. As of September 30, 2006, the Dow Jones U.S. Industrials Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of the oil drilling equipment and services sector of the U.S. equity market. Component companies include suppliers of equipment and services for oil field or platform users. As of September 30, 2006, the Dow Jones U.S. Oil Equipment, Services & Distribution Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Technology Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. As of September 30, 2006, the Dow Jones U.S.Technology Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of September 30, 2006, the Dow Jones U.S. Telecommunications Index included companies with capitalizations between $[ ] million and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

The Dow Jones Transportation Average (“DJTA”) is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 20 leading U.S. transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industry, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sector covered by the average. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed. As of September 30, 2006, the Index included companies with capitalizations between $[ ] billion and $[ ] billion. The average capitalization of the companies comprising the Index was approximately $[ ] billion.

“Dow Jones,” “Dow Jones Industrial AverageTM,” “DJIA” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. (“NASDAQ”).

Dow Jones does not:

•	Sponsor, endorse, sell or promote the ProFunds VP.

•	Recommend that any person invest in the ProFunds VP or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.

•	Have any responsibility or liability for the administration, management or marketing of the ProFunds VP.

•	Consider the needs of the ProFunds VP or the owners of the ProFunds VP in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds VP, the owner of the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds VP and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

“BNY”, “The Bank of New York Emerging Markets 50 ADR Index”, “The Bank of New York Latin America ADR 35 Index”, and “The Bank of New York ADR Index” are service marks of The Bank of New York and have been licensed for use for certain purposes by ProFund Advisors. ProFund Advisors’ trading of securities or calculations based on the Indexes named above are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of any securities or any member of the public regarding the advisability of investing in financial products generally or in the Indexes’ underlying securities particularly, the ability of the ADR Indexes to track market performance or the suitability or appropriateness of the Indexes’ securities for such purchasers, owners or such member of the public. The relationship between The Bank of New York, on one hand, and ProFund Advisors, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York and of The Bank of New York Emerging Markets 50 ADR Index, The Bank of New York Latin America ADR 35 Index and The Bank of New York ADR Index, which indexes are determined, composed and calculated by The Bank of New York without regard to ProFund Advisors or the Indexes’ underlying securities. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of ProFund Advisors or the purchasers or owners of the Indexes’ underlying securities into consideration in determining, composing or calculating the ADR Indexes named above. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the Indexes’ underlying securities or in the determination or calculation of the equation by which the securities are to be converted into cash. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the Indexes’ underlying securities. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE ADR INDEXES OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROFUND ADVISORS LLC, PURCHASERS OR OWNERS OF THE INDEXES’ UNDERLYING SECURITIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ADR INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ADR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. The ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

The ProFunds VP are not sponsored, endorsed, sold or promoted by the aforementioned organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities).

Classic ProFunds VP

Classic ProFunds VP may be appropriate for investors who:

•	want to achieve investment results that correspond to the daily performance of a particular index.

ProFund VP	Index	Daily Benchmark
Broad Market	New York Stock Exchange Composite	Match (100%)
Dividend Equities	Dow Jones Select Dividend	Match (100%)
EqualOTC	NASDAQ-100 Equal Weighted	Match (100%)
International	Morgan Stanley Capital International	Match (100%)
Europe, Australasia and Far East Index
Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	Match (100%)

ProFund VP Broad Market

Investment Objective

ProFund VP Broad Market seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NYSE Composite Index.

Principal Investment Strategy

ProFund VP Broad Market takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NYSE Composite Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities of companies contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Broad Market may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Broad Market are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign investment risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk and repurchase agreement risk.

For more information on ProFund VP Broad Market’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Broad Market has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Broad Market.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Broad Market with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Dividend Equities

Investment Objective

ProFund VP Dividend Equities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Select Dividend Index.

Principal Investment Strategy

ProFund VP Dividend Equities invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Dow Jones Select Dividend Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Dividend Equities may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Dividend Equities are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, liquidity risk, market risk, mid-cap company investment risk, non-diversification risk, portfolio turnover risk and repurchase agreement risk.

For more information on ProFund VP Dividend Equities’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Dividend Equities has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Dividend Equities.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Dividend Equities with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP EqualOTC

Investment Objective

ProFund VP EqualOTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Equal Weighted Index.

Principal Investment Strategy

ProFund VP EqualOTC invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NASDAQ-100 Equal Weighted Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities traded on Nasdaq or another over-the-counter market and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP EqualOTC may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP EqualOTC are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and technology investment risk.

For more information on ProFund VP EqualOTC’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP EqualOTC has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP EqualOTC.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP EqualOTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP International

Investment Objective

ProFund VP International seeks daily investment results, before fees and expenses that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP International determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of MSCI EAFE futures contracts traded in the United States.

Principal Investment Strategy

ProFund VP International invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the daily performance of the MSCI EAFE Index. ProFund VP International may use sampling techniques in seeking its objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP International will have industry concentrations to approximately the same extent as its Index. The ProFund VP International normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP International are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk and repurchase agreement risk.

For more information on ProFund VP International’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 5.

Fund Performance

ProFund VP International has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP International.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP International with the cost of investing in other mutual funds. The example assumes that you invest $10,000in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1Year			3Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Emerging Markets

Investment Objective

ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Emerging Markets 50ADR Index.

Principal Investment Strategy

ProFund VP Emerging Markets invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the daily performance of the Bank of New York Emerging Markets 50 ADR Index (Index). Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics as the Index. ProFund VP Emerging Markets may use sampling techniques in seeking its objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Emerging Markets will have industry concentrations to approximately the same extent as its Index. The ProFund VP Emerging Markets normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Emerging Markets are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and small-cap company investment risk.

In addition to the risks noted above, the ProFund VP Emerging Markets is subject to additional risks specific to its investment in securities of issuers based in countries with developing economies. Investing in such emerging market securities imposes risks different from, or greater than, the risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in a narrowly defined geographic area and in foreign securities (discussed under “Geographic Concentration Risk,” “Foreign Investment Risk” and “Foreign Currency Risk”) are generally more pronounced with respect to investments in emerging market countries.

For more information on ProFund VP Emerging Markets’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 5.

Fund Performance

ProFund VP Emerging Markets has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Emerging Markets.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other expenses include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Emerging Markets with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1Year			3Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Ultra ProFunds VP

Ultra ProFunds VP may be appropriate for investors who:

•	believe that the value of a particular index will increase, and that by investing with the objective of doubling the index’s daily return they will achieve superior results.

•	are seeking to correspond to an index’s daily return with half the investment required of a conventional index fund.

ProFund VP	Index	Daily Benchmark
UltraLatin America	Bank of New York Latin America ADR 35	Double (200%)
UltraInternational	Morgan Stanley Capital InternationalEurope, Australasia and Far East Index	Double (200%)

ProFund VP UltraLatin America

Investment Objective

ProFund VP UltraLatin America seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Latin America 35 ADR Index.

If ProFund VP UltraLatin America is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as the Bank of New York Latin America 35 ADR Index (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

ProFund VP UltraLatin America takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Bank of New York Latin America ADR 35 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP UltraLatin America will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraLatin America are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, geographic concentration risk, leverage risk, liquidity risk, market risk, mid-cap company investment risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, the ProFund VP UltraLatin America is subject to additional risks specific to its investment in securities of companies in Latin America. Most Latin American countries have experienced severe and persistent levels of inflation (and, in some cases, hyperinflation), which has led to high interest rates, extreme governmental measures to keep inflation in check, and a generally negative effect on economic growth. While inflation has lessened in many countries, there can be no assurance that it will remain at low levels. In addition, certain Latin American countries have experienced political instability, characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverser favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. The ProFund VP UltraLatin America normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

For more information on ProFund VP UltraLatin America’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP UltraLatin America has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraLatin America.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraLatin America with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP UltraInternational

Investment Objective

ProFund VP UltraInternational seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP UltraInternational determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of MSCI EAFE futures contracts traded in the United States. If ProFund VP UltraInternational is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any increase in the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any decrease in the daily performance of the related futures contracts when they decline on a given day.

Principal Investment Strategy

ProFund VP UltraInternational invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as twice (200%) the daily performance of the Index. The ProFund VP UltraInternational will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP UltraInternational will have industry concentrations to approximately the same extent as its Index. The ProFund VP Ultra International normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraInternational are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and volatility risk.

For more information on ProFund VP UltraInternational’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 5.

Fund Performance

ProFund VP UltraInternational has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraInternational.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other expenses include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraInternational with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1Year			3Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Inverse ProFunds VP

Inverse ProFunds VP may be appropriate for investors who:

•	expect the value of a particular index to decrease and desire to earn a profit as a result of the index declining.

•	are attempting to hedge the value of a diversified portfolio of stocks and/or stock mutual funds from an anticipated market downturn.

ProFund VP	Index	Daily Benchmark

Short Broad Market	New York Stock Exchange Composite	100% of the Inverse

Short Dividend Equities	Dow Jones Select Dividend	100% of the Inverse

Short EqualOTC	NASDAQ-100 Equal Weighted	100% of the Inverse

Short Asia	ProFunds Asia 30	100% of the Inverse

Short Europe 30	ProFunds Europe 30	100% of the Inverse

Short International	Morgan Stanley Capital International Europe, Australasia and Far East Index	100% of the Inverse

Short Emerging Markets	Bank of New York Emerging Markets 50 ADR Index	100% of the Inverse

UltraShort Latin America	Bank of New York Latin America 35 ADR	200% of the Inverse

UltraShort International	Morgan Stanley Capital International Europe, Australasia and Far East Index	200% of the Inverse

UltraShort Japan	Nikkei 225 Stock Average	200% of the Inverse

ProFund VP Short Broad Market

Investment Objective

ProFund VP Short Broad Market seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NYSE Composite Index.

If ProFund VP Short Broad Market is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NYSE Composite Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Broad Market takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the NYSE Composite Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Broad Market are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign investment risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

For more information on ProFund VP Short Broad Market’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Broad Market has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Broad Market.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Broad Market with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Dividend Equities

Investment Objective

ProFund VP Short Dividend Equities seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Select Dividend Index.

If ProFund VP Short Dividend Equities is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones Select Dividend Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Dividend Equities invests in financial instruments that should have similar daily return characteristics as the inverse of the Dow Jones Select Dividend Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Dividend Equities are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, mid-cap company investment risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

For more information on ProFund VP Short Dividend Equities’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Dividend Equities has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Dividend Equities.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Dividend Equities with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short EqualOTC

Investment Objective

ProFund VP Short EqualOTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Equal Weighted Index.

If ProFund VP Short EqualOTC is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the NASDAQ-100 Equal Weighted Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short EqualOTC invests in financial instruments that should have similar daily return characteristics as the inverse of the NASDAQ-100 Equal Weighted Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short EqualOTC are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and technology investment risk.

For more information on ProFund VP Short EqualOTC’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short EqualOTC has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short EqualOTC.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short EqualOTC with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Asia

Investment Objective

ProFund VP Short Asia seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the ProFunds Asia 30 Index.

If ProFund VP Short Asia is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the ProFunds Asia 30 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Asia takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the ProFunds Asia 30 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of Asian companies contained in the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Asia are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, geographic concentration risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Asia is also subject to additional risks specific to its investment in securities of companies in Asia. Each Asian country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries. A number of Asian companies and countries are highly dependent on foreign loans, which may subject them to outside influence by other companies, countries or supranational organizations. The ProFund VP Short Asia is also subject to valuation time risk, as it generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Index. The Index is determined prior to the opening of the New York Stock Exchange. As a result, the daily performance of ProFund VP Short Asia may vary significantly from the inverse of the closing performance of the Index. However, ProFund Advisors believes that, over time, ProFund VP Short Asia’s performance will correlate with the movement of the Index. The ProFund VP Short Asia normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark. As noted above, ProFund VP Short Asia seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Asia’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Asia has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Asia.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Asia with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Europe 30

Investment Objective

ProFund VP Short Europe 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the ProFunds Europe 30 Index.

If ProFund VP Short Europe 30 is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the ProFunds Europe 30 Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Europe 30 takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the ProFunds Europe 30 Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with similar economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Europe 30 are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, geographic concentration risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

European companies could be negatively impacted by such factors as regional economic downturns, policies adopted in the European Economic and Monetary Union, or difficulties with certain countries, particularly those in Eastern Europe, implementing significant free market economic reforms. As noted above, ProFund VP Short Europe 30 seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund. The ProFund VP Short Europe 30 normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

For more information on ProFund VP Short Europe 30’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Europe 30 has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Europe 30.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Europe 30 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short International

Investment Objective

ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP Short International determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of MSCI EAFE futures contracts traded in the United States. If ProFund VP Short International is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the daily performance of the related futures contracts when they rise on a given day.

Principal Investment Strategy

ProFund VP Short International takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the daily performance of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The ProFund VP Short International normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short International are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/ trading halt risk, equity risk, foreign currency risk, foreign investment risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

For more information on ProFund VP Short International’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 5.

Fund Performance

ProFund VP Short International has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short International.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other expenses include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short International with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Emerging Markets

Investment Objective

ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

If ProFund VP Short Emerging Markets is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Bank of New York Emerging Markets 50 ADR Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Emerging Markets takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as the daily performance of the Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The ProFund VP Short Emerging Markets normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Emerging Markets are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and small-cap company investment risk.

In addition to the risks noted above, the ProFund VP Short Emerging Markets is subject to additional risks specific to its investment in securities of issuers based in countries with developing economies. Investing in such emerging market securities imposes risks different from, or greater than, the risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in a narrowly defined geographic area and in foreign securities (discussed under “Geographic Concentration Risk,” “Foreign Investment Risk” and “Foreign Currency Risk”) are generally more pronounced with respect to investments in emerging market countries.

For more information on ProFund VP Short Emerging Markets’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 5.

Fund Performance

ProFund VP Short Emerging Markets has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Emerging Markets.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

*

“Other Expenses” are based on estimated amounts for the current fiscal year. Other expenses include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-

transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Emerging Markets with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP UltraShort Latin America

Investment Objective

ProFund VP UltraShort Latin America seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank Of New York Latin America 35 ADR Index (Index).

ProFund VP UltraShort Latin America determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the Index. If ProFund VP UltraShort Latin America is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the daily performance of the Index. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the daily performance of the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP UltraShort Latin America takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as twice (200%) the inverse of the daily performance of the Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. ProFund VP UltraShort Latin America will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The ProFund VP UltraShort Latin America normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraShort Latin America are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, geographic concentration risk, inverse correlation risk, leverage risk, liquidity risk, market risk, mid-cap company investment risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and volatility risk.

In addition to the risks noted above, the ProFund VP UltraShort Latin America is subject to additional risks specific to its investment in securities of companies in Latin America. Most Latin American countries have experienced severe and persistent levels of inflation (and, in some cases, hyperinflation), which has led to high interest rates, extreme governmental measures to keep inflation in check, and a generally debilitating effect on economic growth. While inflation has lessened in many countries, there can be no assurance that it will remain at low levels. In addition, certain Latin American countries have experienced political instability, characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies. As noted above, ProFund VP UltraShort Latin America seeks to provide daily investment results, before fees and expenses, that correspond to twice the inverse (opposite) of the daily performance of the Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund. The ProFund VP UltraShort Latin America normally seeks to maintain currency exposure consistent with the Fund’s daily benchmark.

For more information on ProFund VP UltraShort Latin America’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP UltraShort Latin America has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort Latin America.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort Latin America with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP UltraShort International

Investment Objective

ProFund VP UltraShort International seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP UltraShort International determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the MSCI EAFE futures contracts traded in the United States. If ProFund VP UltraShort International is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the daily performance of the related futures contacts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the daily performance of the related futures contacts when they rise on a given day.

Principal Investment Strategy

ProFund VP UltraShort International takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as twice (200%) the inverse of the daily performance of the Index. ProFund VP UltraShort International will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. The ProFund VP UltraShort International normally seeks to remain fully exposed to the foreign currency fluctuations inherent in the Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraShort International are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign currency risk, foreign investment risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and volatility risk.

For more information on ProFund VP UltraShort International’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 5.

Fund Performance

ProFund VP UltraShort International has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort International.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other expenses include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort International with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP UltraShort Japan

Investment Objective

ProFund VP UltraShort Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Nikkei 225 Stock Average.

The ProFund VP UltraShort Japan seeks to provide a return consistent with twice (200%) the inverse (opposite) of an investment in the component equities in the Nikkei 225 Stock Average hedged to U.S. dollars.

ProFund VP UltraShort Japan determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States. If ProFund VP UltraShort Japan is successful in meeting its objective, its net asset value should gain approximately twice as much, on a percentage basis, as any decrease in the daily performance of the related futures contracts. Conversely, its net asset value should lose approximately twice as much, on a percentage basis, as any increase in the daily performance of the related futures contracts when they rise on a given day.

Principal Investment Strategy

ProFund VP UltraShort Japan takes positions in financial instruments that, in combination, are expected to have similar daily return characteristics as twice (200%) the inverse of the daily performance of the Nikkei 225 Stock Average. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Nikkei 225 Stock Average. ProFund VP UltraShort Japan will employ leveraged investment techniques in seeking its investment objective. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. Consistent with its daily benchmark, ProFund VP UltraShort Japan will normally seek to eliminate exposure to Japanese yen.

Principal Risk Considerations

The principal risks of investing in ProFund VP UltraShort Japan are active investor risk, aggressive investment technique risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, foreign investment risk, geographic concentration risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

ProFund VP UltraShort Japan is also subject to valuation time risk. ProFund VP UltraShort Japan generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial markets since the calculation of the closing level of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is determined prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of the ProFund VP UltraShort Japan’s performance may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFund Advisors believes that, over time, ProFund VP UltraShort Japan’s performance will inversely correlate with the movement of the Nikkei 225Stock Average. To the extent that ProFund VP UltraShort Japan is invested in non-U.S. dollar denominated instruments, ProFund Advisors may employ strategies intended to minimize the impact of foreign currency fluctuations. If ProFund Advisors’ strategies do not work as anticipated, ProFund VP UltraShort Japan may not achieve its investment objective.

For more information on ProFund VP UltraShort Japan’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 5.

Fund Performance

ProFund VP UltraShort Japan has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP UltraShort Japan.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.90%		0.90%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other expenses include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trust fees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP UltraShort Japan with the cost of investing in other mutual funds. The example assumes that you invest $10,000in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Sector ProFunds VP

Sector ProFunds VP may be appropriate for investors who:

•	believe that the value of a particular index will increase and that by investing with the objective of one and one-half times the index’s daily return they will achieve superior results.

•	desire to add investments in economic sectors or industry groups with perceived above-average growth potential.

•	actively rotate their investments to perceived strong sectors or industry groups and out of perceived weak sectors or industry groups, as market and economic conditions change.

•	want to gain investment exposure to a particular economic sector or industry group of the U.S. or global economy.

ProFund VP	Index	Daily Benchmark
Transportation	Dow Jones Transportation Average	150%

ProFund VP Transportation

Investment Objective

ProFund VP Transportation seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Transportation Average.

If ProFund VP Transportation is successful in meeting its objective, its net asset value should gain approximately one and one-half times as much, on a percentage basis, as the Dow Jones Transportation Average (Index) when the Index rises on a given day. Conversely, its net asset value should lose approximately one and one-half times as much, on a percentage basis, as the Index when the Index declines on a given day.

Principal Investment Strategy

ProFund VP Transportation invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as one and one-half times (150%) the Dow Jones Transportation Average. Under normal circumstances, this ProFund VP commits at least 80% of its assets to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Transportation will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Transportation will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Transportation are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and volatility risk.

In addition to the risks noted above, ProFund VP Transportation is also subject to the risks faced by companies in the transportation industry, including: legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industry; wide price fluctuation of securities of transportation companies due to the cyclical nature of such companies; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs; the recent trend of government deregulation; and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets segments, and sectors.

For more information on ProFund VP Transportation’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Transportation has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Transportation

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*

“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Transportation with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Inverse Sector ProFunds VP

Inverse Sector ProFunds VP may be appropriate for investors who:

•	expect the value of a particular sector to decrease and desire to earn a profit as a result of the sector declining.

•	are attempting to hedge the value of an investment in stocks or mutual funds in a particular sector from an anticipated downturn in that sector.

ProFund VP	Index	Daily Benchmark

Short Basic Materials	Dow Jones U.S. Basic Materials Index	100% of the Inverse

Short Biotechnology	Dow Jones U.S. Biotechnology Index	100% of the Inverse

Short Consumer Goods	Dow Jones U.S. Consumer Goods Index	100% of the Inverse

Short Consumer Services	Dow Jones U.S. Consumer Services Index	100% of the Inverse

Short Financials	Dow Jones U.S. Financials Index	100% of the Inverse

Short Health Care	Dow Jones U.S. Health Care Index	100% of the Inverse

Short Industrials	Dow Jones U.S. Industrials Index	100% of the Inverse

Short Oil Equipment, Services & Distribution	Dow Jones U.S. Oil Equipment, Services & Distribution	100% of the Inverse

Short Technology	Dow Jones U.S. Technology	100% of the Inverse

Short Telecommunications	Dow Jones U.S. Telecommunications	100% of the Inverse

Short Transportation	Dow Jones Transportation Average	100% of the Inverse

ProFund VP Short Basic Materials

Investment Objective

ProFund VP Short Basic Materials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index.

If ProFund VP Short Basic Materials is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Basic Materials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Basic Materials invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Basic Materials Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Basic Materials will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Basic Materials are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Basic Materials is also subject to risks faced by companies in the basic materials economic sector, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Basic Materials seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic Materials Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Basic Materials’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Basic Materials has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Basic Materials.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*

“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Basic Materials with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Biotechnology

Investment Objective

ProFund VP Short Biotechnology seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index.

If ProFund VP Short Biotechnology is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Biotechnology Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Biotechnology invests in financial instruments that, in combination, are expected to have similar daily return characteristics the inverse of the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Biotechnology will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Biotechnology are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Biotechnology is also subject to risks faced by companies in the biotechnology industry, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Biotechnology seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Biotechnology Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Biotechnology’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Biotechnology has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Biotechnology.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Biotechnology with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Consumer Goods

Investment Objective

ProFund VP Short Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index.

If ProFund VP Short Consumer Goods is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Consumer Goods Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Consumer Goods invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Consumer Goods Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Consumer Goods will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Consumer Goods are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Consumer Goods is also subject to risks faced by companies in the consumer goods economic sector, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; tobacco companies may be adversely affected by new laws or by litigation; securities prices and profitability of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand; and because food and beverage companies may derive a substantial portion of their net income from foreign countries, they may be impacted by international events. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Consumer Goods seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Goods Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Consumer Goods’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Consumer Goods has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Consumer Goods.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Consumer Goods with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Consumer Services

Investment Objective

ProFund VP Short Consumer Services seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index.

If ProFund VP Short Consumer Services is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Consumer Services Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Consumer Services invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Consumer Services Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Consumer Services will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Consumer Services are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Consumer Services is also subject to risks faced by companies in the consumer services industry, including: securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Consumer Services seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer Services Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Consumer Services’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Consumer Services has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Consumer Services.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*

“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Consumer Services with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Financials

Investment Objective

ProFund VP Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index.

If ProFund VP Short Financials is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Financials Index (Index) when Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Financials invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Financials Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Financials will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Financials are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Financials is also subject to risks faced by companies in the financial services economic sector, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; banks and insurance companies may be subject to severe price competition; and newly enacted laws are expected to result in increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Financials seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Financials Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Financials’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Financials has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Financials.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*

“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Financials with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Health Care

Investment Objective

ProFund VP Short Health Care seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index.

If ProFund VP Short Health Care is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Health Care Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Health Care invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Health Care Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Health Care will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Health Care are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Health Care is also subject to risks faced by companies in the healthcare economic sector, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; healthcare providers may have difficulty obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Health Care seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Health Care Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Health Care’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Health Care has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Health Care.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Health Care with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Industrials

Investment Objective

ProFund VP Short Industrials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index.

If ProFund VP Short Industrials is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Industrials Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Industrials invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Industrials Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Industrials will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Industrials are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Industrials is also subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Industrials seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Industrials Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Industrials’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Industrials has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Industrials.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Industrials with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Oil Equipment, Services & Distribution

Investment Objective

ProFund VP Short Oil Equipment, Services & Distribution seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

If ProFund VP Short Oil Equipment, Services & Distribution is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Oil Equipment, Services & Distribution Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Oil Equipment, Services & Distribution invests in financial instruments that, in combination, are expected to have similar daily return characteristics the inverse of the Dow Jones U.S. Oil Equipment, Services & Distribution Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Oil Equipment, Services & Distribution will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Oil Equipment, Services & Distribution are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Oil Equipment, Services & Distribution is also subject to risks faced by companies in the oil drilling equipment and services industry, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Oil Equipment, Services & Distribution seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Oil Equipment, Services & Distribution’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Oil Equipment, Services & Distribution has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Oil Equipment, Services & Distribution.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Oil Equipment, Services & Distribution with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Technology

Investment Objective

ProFund VP Short Technology seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index.

If ProFund VP Short Technology is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Technology Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Technology invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Technology Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Technology will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Technology are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk, short sale risk and technology investment risk.

In addition to the risks noted above, ProFund VP Short Technology is also subject to risks faced by companies in the technology sector, including: intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel; loss of key personnel to form competitive concerns; and heavy dependence on patent and intellectual property rights, with profitability affected by loss or impairment of these rights. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Technology seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Technology Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Technology’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Technology has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Technology.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other expenses” include fees paid for management services, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Technology with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Telecommunications

Investment Objective

ProFund VP Short Telecommunications seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index.

If ProFund VP Short Telecommunications is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones U.S. Telecommunications Index (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Telecommunications invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones U.S. Telecommunications Index. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Telecommunications will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Telecommunications are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Telecommunications is also subject to risks faced by companies in the telecommunications economic sector, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations may make various products and services obsolete. Further, stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors. As noted above, the ProFund VP Short Telecommunications seeks to provide daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Telecommunications Index and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Telecommunications’ investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Telecommunications has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Telecommunications.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*

“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Telecommunications with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

ProFund VP Short Transportation

Investment Objective

ProFund VP Short Transportation seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Transportation Average.

If ProFund VP Short Transportation is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any decrease in the Dow Jones Transportation Average (Index) when the Index declines on a given day. Conversely, its net asset value should lose approximately the same amount, on a percentage basis, as any increase in the Index when the Index rises on a given day.

Principal Investment Strategy

ProFund VP Short Transportation invests in financial instruments that, in combination, are expected to have similar daily return characteristics as the inverse of the Dow Jones Transportation Average. Under normal circumstances, this ProFund VP commits at least 80% of its assets to financial instruments with economic characteristics that, in combination, should be inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments. ProFund VP Short Transportation will have industry concentrations to approximately the same extent as its Index.

Principal Risk Considerations

The principal risks of investing in ProFund VP Short Transportation are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, early close/trading halt risk, equity risk, inverse correlation risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and short sale risk.

In addition to the risks noted above, ProFund VP Short Transportation is also subject to the risks faced by companies in the transportation industry, including: legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industry; wide price fluctuation of securities of transportation companies due to the cyclical nature of such companies; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, or insurance costs; the recent trend of government deregulation; and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures. Further, stocks in the Index may perform differently from fixed income investments and stock market indices that track other markets segments, and sectors. As noted above ProFund VP Short Transportation seeks to provide daily investment returns, before fees and expenses, that correlate to the inverse (opposite) of the daily performance of the Dow Jones Transportation Average, and thus these risk considerations for the Fund will generally be the opposite of those for a traditional mutual fund.

For more information on ProFund VP Short Transportation’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP Short Transportation has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year.

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP Short Transportation

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*

“Other Expenses” are based on estimated amounts for the current fiscal year. Other Expenses include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP Short Transportation with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

Non-Equity ProFunds VP

U.S. Government 10 ProFunds VP may be appropriate for investors who:

•	expect the price of the most recently issued 10-year U.S. Treasury Bond to increase.

ProFund VP	Security	Daily Benchmark
U.S. Government 10	Most recently issued 10-year U.S. Treasury Bond	125%

ProFund VP U.S. Government 10

Investment Objective

ProFund VP U.S. Government 10 seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily movement of the most recently issued 10-year U.S. Treasury Note (“Note”). In accordance with its stated objective, the net asset value of ProFund VP U.S. Government 10 generally should decrease as interest rates rise.

If ProFund VP U.S. Government 10 is successful in meeting its objective, its net asset value should gain approximately one and one-quarter times as much, on a percentage basis, as any daily increase in the price of the Note on a given day. Conversely, it should lose approximately one and one-quarter as much, on a percentage basis, as any daily decrease in the price of the Note on a given day.

Principal Investment Strategy

ProFund VP U.S. Government 10 invests in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Note. Under normal circumstances, this ProFund VP commits at least 80% of its assets to U.S. Government securities and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP U.S. Government 10 will employ leveraged investment techniques in seeking its investment objective.

Principal Risk Considerations

The principal risks of investing in ProFund VP U.S. Government 10 are active investor risk, aggressive investment technique risk, concentration risk, correlation risk, counterparty risk, credit risk, debt instrument risk, early close/trading halt risk, interest rate risk, leverage risk, liquidity risk, market risk, non-diversification risk, portfolio turnover risk, repurchase agreement risk and volatility risk.

An investment in ProFund VP U.S. Government 10 is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on ProFund VP U.S. Government 10’s investment strategies and risks, including a description of the terms in bold, please refer to “ProFunds VP Strategies and Risks” beginning on page 6.

Fund Performance

ProFund VP U.S. Government 10 has not begun investment operations. Performance history will be available for the Fund after it has been in operation for a full calendar year

Fees and Expenses of the Fund

The table below describes the fees and expenses you may pay if you buy and hold shares of ProFund VP U.S. Government 10.

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class		Service Class
Investment Advisory Fees	0.50%		0.50%
Distribution and Service (12b-1) Fees	0.00%		1.00%
Other Expenses*	[	]%	[	]%

Total Annual Fund Operating Expenses	[	]%	[	]%

*	“Other Expenses” include fees paid for management (non-advisory) services as described under “ProFunds Management” later in this prospectus, legal and audit fees, printing costs, registration fees, custodial, fund accounting, administration and transfer agency fees, sub-transfer agency and administrative services fees charged by financial services firms, costs associated with independent trustees and certain other miscellaneous expenses.

Example: This example is intended to help you compare the cost of investing in ProFund VP U.S. Government 10 with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a

5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	1 Year			3 Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

General ProFunds VP Information

“The price at which you purchase, redeem and exchange shares is the net asset value (NAV) per share next calculated after your transaction request is received in good order.”

General ProFunds VP Information

Calculating Share Prices

The price at which you purchase, redeem and exchange shares is the net asset value (“NAV”) per share next determined after your transaction request is received in good order. Each ProFund VP calculates its NAV by taking the market value of each ProFund VP’s assets, subtracting any liabilities of each ProFund VP, and dividing that amount by the number of the ProFund VP’s outstanding shares.

Each ProFund VP (other than ProFund VP U.S. Government 10) normally calculates its daily share price at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business.

ProFund VP U.S. Government 10 normally calculates its daily share prices at the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open for business except for Columbus Day and Veterans’ Day.

To the extent a ProFund VP’s portfolio investments trade in markets on days when a ProFund VP is not open for business, the value of the ProFund VP’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days a ProFund VP is open for business. If the exchange or market on which a ProFund VP’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the bond markets or other primary trading markets for certain ProFunds VP may close early on the day before certain holidays and the day after Thanksgiving. ProFund VP U.S. Government 10 may also close early when the Bond Market Association recommends an early close of the bond markets. On such days, ProFund VP U.S. Government 10 will cease taking transaction requests including requests to exchange to or from other ProFunds VP.

NYSE Holiday Schedule: The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (observed), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

Bond Market Association’s Proposed Early Close Schedule: On the following days in 2006, the Bond Market Association has recommended that the bond markets close at 2:00 p.m. Eastern Time: Friday, January 13; Friday, February 17; Thursday, April 13; Friday, May 26; Monday, July 3; Friday, September 1; Friday, October 6; Wednesday, November 22; Friday, November 24; Friday, December 22 and Friday, December 29. The Bond Market Association may announce changes to this schedule or other early close dates from time to time. On such days, the ProFund VP U.S. Government 10 will close as of the close of open auction of the U.S. Treasury futures on the Chicago Board of Trade (typically one hour before the Bond Market Association’s proposed early close). A Fund may cease taking transaction requests including requests to exchange to or from other funds managed by the Advisor or affiliates of the Advisor on such days at the cut-off time.

A ProFund VP’s assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. Securities traded regularly in the over-the-counter market (other than the NASDAQ) are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those securities. Futures contracts purchased and held by a Fund are generally valued at the last sale price prior to the time the Fund determines its NAV. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a ProFund VP’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar (and, therefore, the NAV of ProFunds VP that hold these securities) may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the ProFunds VP may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations. If market quotations are not readily available, that investment may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. The procedures involve the risk that the ProFund VP’s valuation of an investment may be higher or lower than the price the investment might actually command if the ProFund VP sold it. See the Statement of Additional Information for more details.

Dividends and Distributions

Each of the ProFunds VP intends to declare and distribute to its shareholders at least annually all of the year’s net investment income and net capital gains, if any, as follows:

	Dividends		Capital Gains Paid
	Accrued	Paid

U.S. Government 10	Daily	Monthly	Annually
All other ProFunds VP	Annually	Annually	Annually

Each ProFund VP will reinvest distributions in additional shares of the ProFund VP making the distribution unless the insurance company separate account has written to request a direct cash distribution. Certain investment strategies employed by certain ProFunds VP may produce income or net short-term capital gains which the Funds would seek to distribute more frequently. ProFunds does not announce dividend distribution dates in advance. Each ProFund VP may declare additional capital gains distributions during a year.

Purchasing and Redeeming Shares

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. Investors do not contact ProFunds VP directly to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP. Payment for shares redeemed normally will be made within seven days of redemption.The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash inadvisable, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors. The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment vehicles for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment vehicles might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices. The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

Distribution (12b-1) Plan Fees

Under a distribution plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Investment Company Act of 1940, each ProFund VP may pay financial intermediaries an annual fee of 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges. ProFund Advisors or other service providers may utilize their own resources to finance distribution or service activities on behalf of the ProFunds VP, including compensating ProFunds Distributors, Inc. (the “Distributor”) and other third parties for distribution related activities or the provision of shareholder services. These payments are not reflected in the fees and expenses section of the fee table for each ProFund VP contained in this Prospectus. In addition, the Distributor and ProFund Advisors may from time to time make additional payments at their own expense or provide other incentives to selected financial firms as compensation for services. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include registered investment advisers, brokers, dealers, insurance companies and banks. In addition, the Distributor and ProFund Advisors may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services (including preferential services) such as, without limitation, providing the ProFunds VP with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the ProFunds VP on the financial firms’ preferred or recommended fund list, granting the Distributor or ProFund Advisors access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings. A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a ProFund VP, all other ProFunds VP, other funds sponsored by ProFund Advisors and/or a particular class of shares, during a specified period of time. The Distributor and ProFund Advisors may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the ProFunds VP and the quality of the financial firm’s relationship with the Distributor or ProFund Advisors. The additional payments described above are made at the Distributor’s or ProFund Advisors’ expense, as applicable. These payments may be made, at the discretion of the Distributor or ProFund Advisors to some of the financial firms that have sold the greatest amounts of shares of the ProFunds VP. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. Representatives of the Distributor and ProFund Advisors visit financial firms on a regular basis to educate financial advisors about the ProFunds VP and to encourage the sale of ProFund VP shares to their clients.The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. If investment advisers, distributors or affiliates of mutual funds other than ProFunds VP make payments (including, without limi-tation, sub-transfer agency fees, platform fees, bonuses and incentives) in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund (including ProFunds VP) over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by that firm and/or your financial advisor. For further details about payments made by the Distributor or ProFund Advisors to financial firms, please see the SAI.

Service Fees

Each ProFund VP may pay insurers for a variety of administrative services provided in connection with offering the ProFunds VP as investment options under contracts issued by the insurers. In addition, ProFund Advisors may pay, out of its own assets and at no cost to the ProFunds VP, amounts to insurers, broker-dealers or other financial intermediaries in connection with the provision of services to the ProFunds VP and investors, such as sub administration, sub-transfer agency and other services, and/or the distribution of ProFund VP shares.

Disclosure of Portfolio Holdings

A description of the ProFunds VP policies and procedures with respect to the disclosure of each ProFund VP’s portfolio securities is available in the ProFunds VP’s Statement of Additional Information.

Frequent Purchases and Redemptions of ProFund VP Shares

The Board of Trustees of ProFunds has adopted a “Policy Regarding Frequent Purchases and Redemptions of ProFund Shares.” Pursuant to this Policy, it is the general policy of ProFunds to permit frequent purchases and redemptions of ProFund VP shares. The ProFunds VP impose no restrictions and charge no redemption fees to prevent or minimize frequent purchases and redemptions of ProFund VP shares other than a $10 wire redemption fee under certain circumstances. Notwithstanding the provisions of this Policy, ProFunds VP may reject any purchase request for any reason. As noted under “ProFunds VP Strategies and Risks—Discussion of Principal Risks—Active Investor Risk,” frequent purchases and redemptions of Fund shares could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs of the Funds. In addition, large movements of assets into and out of a Fund may negatively impact a Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Tax Information

Each ProFund VP intends to qualify as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If each ProFund VP qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, each ProFund VP will be relieved of federal income tax on the amounts distributed.

Taxation of the shareholders. Pursuant to the requirements of Section 817 of the Code, the only shareholders of each ProFund VP will be either (i) participating insurance companies and their separate accounts that fund variable annuity contracts (“VA Contracts”), variable life insurance policies (“VLI Policies”) or other variable insurance contracts, or (ii) qualified pension or retirement plans. Under current law, the shareholders that are life insurance company “segregated asset accounts” will not be subject to income tax currently on income from the ProFund VP to the extent such income is applied to increase the values of VA Contracts and VLI Policies. The qualified pension or retirement plans qualify separately for exemption from tax on such income. An insurance company separate account that funds variable life insurance contracts can “look through” a qualifying regulated investment company to determine its own diversification. Consequently, each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a ProFund VP fails to meet this diversification requirement or otherwise fails to qualify as a regulated investment company for any taxable year, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. In addition, if the IRS finds an impermissible level of “investor control” of ProFunds VP shares in connection with variable contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Code will no longer be available. Please see Statement of Additional Information for further discussion.

Investments in securities of foreign issuers may be subject to withholding and other taxes withheld at the source, including on dividend or interest payments. In that case, the Fund’s yield on those securities would be decreased.

Since the shareholders of the ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level, nor does the discussion address other tax considerations, such as possible foreign, state or local taxes. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, please refer to the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

The discussion above is generally based on the assumption that the shares of each ProFund VP will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the ProFund VP shares will be currently taxed on ProFund VP distributions, and on the proceeds of any redemption of ProFund VP shares, under the Code rules.

ProFunds Management

“The Board of Trustees is responsible for the general supervision of the Trust, including the ProFunds VP. The Trust’s officers are responsible for the day-to-day operations of the ProFunds VP.”

ProFunds Management

Board Of Trustees And Officers

The ProFunds VP are series of ProFunds (the “Trust”), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust’s officers are responsible for day-to-day operations of the ProFunds VP.

Investment Adviser

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds VP and provides management services to the ProFunds VP. ProFund Advisors has served as the investment advisor and management services provider since ProFunds’ inception in 1997. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund VP. It is entitled to receive annual fees equal to 0.75% of the average daily net assets of each ProFund VP, except ProFund VP UltraShort Japan and ProFund VP U.S. Government 10 for which it is entitled to receive annual fees equal to 0.90% and 0.50%, respectively, of the average daily net assets. ProFund Advisors bears the costs of providing advisory services. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the ProFunds VP will be included in the Funds’ annual report to shareholders dated December 31, 2006.

ProFund Advisors is owned by Michael L. Sapir, Louis M. Mayberg and William E. Seale.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and the University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from The George Washington University.

William E. Seale, Ph.D., Chief Economist of ProFund Advisors since 2005, Chief Investment Officer from 2003-2004 and Director of Portfolio from 1997-2003. Dr. Seale has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at The George Washington University. He earned his degrees at the University of Kentucky.

Portfolio Management

Each ProFund VP is managed by an investment team overseen by Agustin J. Fleites and George O. Foster.

Agustin J. Fleites, Chief Investment Officer and Head of Exchange Traded Funds for ProFund Advisors and ProShare Advisors since August, 2005. Mr. Fleites is principally responsible for development and oversight of Portfolio Strategy for the Advisor. Mr. Fleites formerly served as Senior Principal of State Street Global Advisors (“SSgA”), President of SSgA Funds Management, Inc., and Managing Director of the Advisor Strategies unit from 2002-2005. He served as Chairman of the Board and President of SSgA’s streetTRACKS family of exchange traded funds, Chief Executive Officer and a Director of the SSgA Funds, and a Director of the Select Sector SPDR Trust from 1999-2005. He holds a Bachelor’s degree in Finance and Multinational Management from the Wharton School of the University of Pennsylvania and a Master of Business Administration degree in Finance from Babson College. He is also a Chartered Financial Analyst (CFA).

George O. Foster, Director of Portfolio for ProFund Advisors since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, and Portfolio Manager since October 1999. Mr. Foster is principally responsible for daily Portfolio management operations. Mr. Foster earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

The following table summarizes the service and experience of the other members of the investment teams who will have the most significant joint responsibility for the day-to-day management of the listed ProFunds VP:

Portfolio Management Team: Classic ProFunds VP, Ultra ProFunds VP and Inverse ProFunds VP

Name and Title	Length of Service to Team	Business Experience During Last 5 Years

Elisa Petit – Team Leader, Portfolio Manager	Since inception	ProFund Advisors – Team Leader since April 2002, Portfolio Manager since March 2000.

Howard Rubin, CFA – Senior Portfolio Manager	Since inception	ProFund Advisors – Senior Portfolio Manager since November 2004, except for the period from May 13, 2005 to July 17, 2005, during which he was unemployed. Portfolio Manager April 2000 to November 2004.

Erik G. Benke, CFA – Associate Portfolio Manager	Since inception	ProFund Advisors – Associate Portfolio Manager since January 2005, AIM Investments, Trader, October 2001 to January 2005, Goldman Sachs’ Hull Group LLC–, Associate, August 1999 to July 2001.

Adam Croll – Associate Portfolio Manager	Since inception	ProFund Advisors – Associate Portfolio Manager since 07/11/05; SOL Capital Management – Analyst/Trader May 2001 to July 2005.

Portfolio Management Team: Sector ProFunds VP and Inverse Sector ProFunds VP

Name and Title	Length of Service to Team	Business Experience During Last 5 Years
Hratch Najarian – Associate Portfolio Manager	Since inception	ProFund Advisors – Associate Portfolio Manager since November 2004, Portfolio Analyst July 2003 to November 2004, Junior Analyst April 2002 to July 2003, Institutional Client Services Representative July 2000 to April 2002.

Michael Neches – Portfolio Analyst	Since inception	ProFund Advisors – Portfolio Analyst since November 2004, Junior Analyst May 2001 to November 2004, Portfolio Intern March 2000 to May 2001.

Portfolio Management Team: Non-Equity ProFunds VP

Name and Title	Length of Service to Team	Business Experience During Last 5 Years

Howard Rubin, CFA – Senior Portfolio Manager	Since inception	ProFund Advisors – Senior Portfolio Manager since November 2004, except for the period from May 13, 2005 to July 17, 2005. Portfolio Manager April 2000 to November 2004.

Ryan Dofflemeyer – Junior Portfolio Analyst	Since inception	ProFund Advisors – Junior Portfolio Analyst since October 2003; Investment Company Institute – Research Assistant, September 2001 to October 2003. University of Virginia – Student, 1997-2001

The Statement of Additional Information provides additional information about Portfolio Manager compensation, accounts managed by the Portfolio Managers and their ownership of ProFunds VP.

Other Service Providers

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219 acts as the distributor of ProFund VP shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road,

Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds VP under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund VP for such services. Through December 31, 2006, ProFund Advisors will voluntarily waive a portion of the fee such that it will receive annual fees equal to 0.10% of the average daily net assets of each ProFund VP for its services. Amounts voluntarily waived are not subject to recoupment in subsequent fiscal years.

Financial Highlights

No information is presented for the ProFunds VP contained in this Prospectus because they have not yet commenced operations.

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717 (888) 776-5717

For All Others: (888) PRO-FNDS (888) 776-3637

Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address

www.profunds.com

Additional information about certain investments of the ProFunds VP is available in the annual and semi-annual reports to shareholders of the ProFunds VP. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the fiscal year covered by the report. You can find more detailed information about ProFunds VP in its current Statement of Additional Information, dated [ ], 2006, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. A copy of the Statement of Additional Information, annual and semi-annual reports are available, free of charge, on-line at www.profunds.com. You may also receive a free copy of a Statement of Additional Information, or the annual or semiannual reports, or ask questions about investing in ProFunds VP, by writing us at the address set forth above.

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design and Not just funds, ProFunds are trademarks of ProFund Advisors LLC and licensed for use.

ProFunds Executive Offices

Bethesda, MD

Not just funds, ProFundsSM

Investment Company Act File No. 811-08239

PROVP

PROFUNDS

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2006

7501 WISCONSIN AVENUE, SUITE 1000

BETHESDA, MARYLAND 20814

(888) 776-3637 RETAIL SHAREHOLDERS ONLY

(888) 776-5717 INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY

This Statement of Additional Information (“SAI”) describes the “Classic ProFunds VP,” “Ultra ProFunds VP,” “Inverse ProFunds VP,” “Ultra Sector ProFunds VP,” “Inverse Sector ProFunds VP,” and “Non-Equity ProFunds VP”, as follows (each, a “ProFund VP” and collectively, the “ProFunds VP”):

CLASSIC PROFUNDS VP

Broad Market

Dividend Equities

EqualOTC

International

Emerging Markets

ULTRA PROFUNDS VP

UltraLatin America

UltraInternational

INVERSE PROFUNDS VP

Short Broad Market

Short Dividend Equities

Short EqualOTC

Short Asia

Short Europe 30

Short International

Short Emerging Markets

UltraShort Latin America

UltraShort International

UltraShort Japan

ULTRASECTOR PROFUNDS VP

Transportation

INVERSE SECTOR PROFUNDS VP

Short Basic Materials

Short Biotechnology

Short Consumer Goods

Short Consumer Services

Short Financials

Short Health Care

Short Industrials

Short Oil Equipment, Services & Distribution

Short Technology

Short Telecommunications

Short Transportation

NON-EQUITY PROFUNDS VP

U.S. Government 10

This SAI should be read in conjunction with the offering documents of the separate account or insurance contract through which you invest in the ProFunds VP. This SAI may include information pertaining to certain portfolios that are not available through the separate account or insurance contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus or offering documents to determine which portfolios are available to you and read and retain these documents for future reference.

The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to attempt to hedge an existing investment portfolio. Each ProFund VP seeks investment results that correspond each day to a specified benchmark. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds VP may be created from time to time.

Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the “Advisor”).

The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that a ProFund VP’s investment objective will be achieved.

This SAI is not a prospectus. It should be read in conjunction with the Prospectus dated [ ], 2006 relating to the ProFunds VP (the “Prospectus”), which incorporates this SAI by reference. The financial statements and related report of the Independent Registered Public Accounting Firm included in the annual report of the ProFunds VP for the fiscal year ended December 31, 2005 are not incorporated by reference into this SAI because they had not commenced investment operations as of December 31, 2005. A copy of the Prospectus is available, without charge, upon request to the address above or by telephone at the numbers above.

The date of this SAI [ ], 2006.

2

STATEMENT OF ADDITIONAL INFORMATION

3

PROFUNDS

ProFunds (the “Trust”) is an open-end management investment company that currently is composed of multiple separate series (each a “ProFund VP”). Thirty series are discussed herein, each of which is offered to insurance company separate accounts, and other series may be added in the future. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy. These ProFunds VP are classified as non-diversified. The investments made and the results achieved by a ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFunds VP.

GENERAL

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds VP by ProFund Advisors, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The investment restrictions of the ProFunds VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objectives and all other investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) of the ProFunds VP without the approval of shareholders.

It is the policy of the ProFunds VP to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, attempt to remain nearly fully invested and not to take defensive positions.

The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectus, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund VP. A ProFund VP is free to reduce or eliminate its activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of the ProFund VP’s objectives. Also, there can be no assurance that any ProFund VP will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund VP at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the Classic ProFunds VP, Ultra ProFunds VP, UltraSector ProFunds VP and the ProFund VP U.S. Government 10 and falling markets for the Inverse ProFunds VP and the Inverse Sector ProFunds VP . The use of the term “adverse market conditions” is intended to convey falling markets for the Classic ProFunds VP, Ultra ProFunds VP, UltraSector ProFunds VP and the ProFund VP U.S. Government 10 and rising markets for the Inverse ProFunds VP and the Inverse Sector ProFunds VP.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

A ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund VP may specify a benchmark for itself that is “leveraged” or proprietary. There can be no assurance that a ProFund VP will achieve its investment objective.

The ProFunds VP have non-fundamental investment policies obligating each ProFund VP to commit, under normal market conditions, at least 80% of its assets to investments that, in combination, have economic characteristics similar to the type of investments suggested by its name. For purposes of such an investment policy, “assets” includes the ProFund VP’s net assets, as well as any amounts borrowed for investment purposes. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a ProFund VP’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the ProFund VP’s net assets that are segregated on the ProFund VP’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board of Trustees has adopted a policy to provide investors with at least 60 days’ notice prior to changes in such an investment policy.

Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with each ProFund VP’s respective benchmark. Rather, the Advisor primarily uses mathematical analysis to determine the investments a ProFund VP

4

makes and techniques it employs. While the Advisor attempts to maximize correlation to each ProFund VP’s benchmark, certain factors will tend to cause a ProFund VP’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

Additional information concerning the characteristics of the investments of the ProFunds VP is set forth below.

EQUITY SECURITIES

The ProFunds VP (other than ProFund VP U.S. Government 10) may invest in equity securities. The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

Each ProFund VP (other than ProFund VP U.S. Government 10) may invest in securities of foreign issuers and may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, “foreign securities”) and/or U.S. traded securities of foreign issuers. Special U.S. and foreign tax considerations may apply to a ProFund VP’s investment in foreign securities. In addition, investors should consider carefully the potentially substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the ProFunds VP may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, which may affect the timing of the ProFunds VP’ receipt of proceeds from its portfolio securities transactions. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The foreign securities markets of many of the countries in which the ProFunds VP may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks may include (i) social, political and economic instability; (ii) the small market size for such securities and a low or nonexistent volume of trading, which result in a lack of liquidity and greater price volatility; (iii) certain national policies which may restrict the ProFunds VP’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe and other areas may be slowed or reversed by unanticipated political or social events in such countries.

Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. In any such event, the ProFunds VP could lose a substantial portion of any investments they have made in the affected countries. Further, no accounting standards exist in certain countries. Finally, even though certain foreign currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the ProFund VPs’ shareholders.

Each ProFund VP also may invest in Depositary Receipts (see below) of foreign issuers, or in ordinary shares of foreign issuers who list their shares directly on U.S. exchanges.

5

The ProFund VP UltraLatin America, ProFund VP Short Asia, ProFund VP Short Europe 30 and ProFund VP UltraShort Latin America are subject to the general risks associated with foreign investment. Because each of these ProFunds VP focuses its investments in a particular geographical region or country, it may experience the general risks discussed above to a heightened degree or may be exposed to risks specific to the region or country in which it invests.

Exposure to European Companies

The ProFund VP Short Europe 30 focuses its investments in securities providing economic exposure to companies located or operating in Europe. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of certain technologies and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain European countries would not also be expropriated, nationalized or otherwise confiscated.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of certain European countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of an investment. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from certain of the countries is controlled under regulations, including in some cases the need for certain advance governmental notification or authorization. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation.

Issuers of securities in some European jurisdictions are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

Exposure to Latin American Companies

The Ultra Latin America and UltraShort Latin America ProFunds VP invest a large portion of their assets in securities providing economic exposure to companies located or operating in Latin America. The UltraLatin America and UltraShort Latin America ProFund VPs’ performance will be affected by political, social and economic conditions in Latin America. Securities traded in emerging Latin American securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of certain technologies and the lack of a sufficient capital base to expand business operations.

The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting

6

may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. The Fund will not invest more than 15% of its net assets in securities that are subject to material legal restrictions on repatriation.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Most Latin American countries should be considered emerging markets. Please see “Exposure to Emerging Market Companies” below.

Exposure to Emerging Markets Companies

The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or “emerging market”) countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

DEPOSITARY RECEIPTS

Each ProFund VP may invest in Depositary Receipts (“DRs”). For many foreign securities, U.S. dollar-denominated DRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. DRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. DRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in DRs rather than directly in foreign issuers’ stock, the ProFunds VP can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many DRs. The information available for DRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which are more uniform and more exacting than those to which many foreign issuers may be subject. Certain DRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while

7

issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The ProFunds VP may invest in both sponsored and unsponsored DRs. Unsponsored DR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for sponsored DRs, and the prices of unsponsored DR’s may be more volatile than if such instruments were sponsored by the issuer.

Types of DRs include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and New York Shares (NYSs). ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. NYSs (or “direct shares”) are foreign stocks, denominated in U.S. dollars and traded on American exchanges without being converted into ADRs. These stocks come from countries like the Netherlands, Israel, Italy, or Bolivia, that do not restrict the trading of their stocks on other nations’ exchanges. Each ProFund VP may also invest in ordinary shares of foreign issuers traded directly on U.S. exchanges.

CURRENCY RISK

The ProFunds VP (other than ProFund VP U.S. Government 10) and in particular, ProFund VP Short Asia, ProFund VP Short Europe 30, ProFund VP Ultra Latin America and ProFund VP UltraShort Latin America may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent that a ProFund VP invests in such currencies, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

REAL ESTATE INVESTMENT TRUSTS

Each ProFund VP, other than ProFund VP U.S. Government 10, may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free income status under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or the “Code”) and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered.

8

The ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund VP realizes a gain or loss from futures activities generally depends upon movements in the underlying currency, commodity, security or index. The extent of the ProFund VP’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing transactions with respect to options on futures contracts. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

When a ProFund VP purchases or sells a futures contract, or sells an option thereon, the ProFund VP “covers” its position. To cover its position (marked-to-market on a daily basis), a ProFund VP may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds VP cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The ProFunds VP may purchase and sell futures contracts and options thereon. The Advisor, in reliance on an amendment to Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, is excluded from the status of Commodity Pool Operator (“CPO”) with respect to the ProFunds VP and is therefore not subject to CPO registration.

A ProFund VP may “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently inverse to the futures contract. A ProFund VP may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the ProFund VP will earmark/segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with a long position in the futures contract. A ProFund VP may cover long or short positions (marked-to-market on a daily basis) in futures by earmarking or segregating with its custodian bank or on the official books and records of the ProFunds VP cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will earmark/segregate liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund VP may also cover its sale of a call option by taking positions in instruments whose prices are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments whose prices are expected to move relatively consistently with the put option.

9

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. See “Taxation” herein.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability or unwillingness of counterparties to perform. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Predicting changes in the price of index options requires different skills and techniques than those required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP (i) owns an offsetting position in securities or other options and/or (ii) segregates with the ProFund VP’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

A ProFund VP may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the ProFund VP’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

Some stock index options are based on a broad market index such as the Standard & Poors (“S&P”) 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”), the American Stock Exchange (“AMEX”), and other exchanges (“Exchanges”). Purchased OTC options and the cover for written OTC options will be subject to the respective ProFund VP’s 15% limitation on investment in illiquid securities. See “Illiquid Securities.”

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

10

OPTIONS ON SECURITIES

The ProFunds VP may buy and write (sell) options on securities for the purpose of realizing their respective investment objectives. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a ProFund VP that writes an option wishes to terminate the ProFund VP’s obligation, the ProFund VP may effect a “closing purchase transaction.” The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP that is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option that the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

11

SHORT SALES

The ProFunds VP may engage in short sales. To complete such a transaction, a ProFund VP must borrow the security to make delivery to the buyer. The ProFund VP is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the ProFund VP. Until the security is replaced, the ProFund VP is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A ProFund VP also will incur transaction costs in effecting short sales.

A ProFund VP will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the ProFund VP replaces the borrowed security. A ProFund VP will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a ProFund VP may be required to pay, if any, in connection with a short sale.

The ProFunds VP may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a ProFund VP is borrowed and sold short. Whenever a ProFund VP engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

SWAP AGREEMENTS

The ProFunds VP may enter into total return swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Other forms of swap agreements include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”).

A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets determined to be liquid, but typically no payments will be made until the settlement date. To the extent that swap transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, the ProFunds VP and their Advisor believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund VP’s borrowing restrictions. Because they are two party contracts and because they may have terms of greater than seven days, the market value of swap agreements may be considered to be illiquid for purposes of the ProFund VPs’ illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus an amount equal to any dividends that would have been

12

received on those stocks. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two parties’ obligations to one another are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two obligations. Typically, a single payment from one party to the other will be made at the conclusion of a swap agreement, although some swap agreements may provide for periodic payments during their terms. The timing and character of any income, gain or loss recognized by a ProFund VP on the payment or payments made or received on a swap will vary depending upon the terms of the particular swap. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFund VPs’ transactions in swap agreements.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability or unwillingness of counterparties to perform.

FOREIGN CURRENCY WARRANTS

Foreign currency warrants such as Currency Exchange Warrants(SM) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risks, including risks arising from complex political or economic factors.

13

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

Principal exchange rate linked securities (“PERLs”) are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” PERLs are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

STRUCTURED NOTES AND RELATED INSTRUMENTS

The ProFunds VP may invest in structured notes and other related instruments for investment purposes, including to gain exposure to hard currencies, or for risk management purposes. Structured notes are privately negotiated debt obligations for which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate. The ProFunds VP may invest a significant portion of their assets in structured notes where the principal and/or interest is determined by reference to the performance or value of an index or portion of an index, futures contracts or a single asset (including currencies). The ProFunds VP may also invest in structured notes with respect to selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may also be issued by corporations, including banks, as well as by governmental agencies.

Depending on the terms of the note, the ProFunds VP may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. The ProFunds VP may use structured notes to add leverage to the portfolio. Like other sophisticated strategies, the ProFund VPs’ use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the Advisor believes that many structured instruments are illiquid.

DEBT INSTRUMENTS

Below is a description of various types of money market instruments and other debt instruments that the ProFunds VP may utilize for investment purposes, as “cover” for other investment techniques these ProFunds VP employ, or for liquidity purposes. Other types of money market instruments may become available that are similar to those described below and in which the ProFunds VP also may invest if consistent with their investment goal and policies.

Money market instruments include short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers’ acceptances, and other short-term liquid instruments.

The ProFunds VP may invest in money market instruments issued by foreign and domestic governments, financial institutions, corporations and other entities in the U.S. or in any foreign country. The ProFunds VP also may invest in money market instruments issued by supranational organizations such as the World Bank (chartered to finance development projects in member countries), the European Union (a fifteen-nation organization engaged in cooperative economic and other activities), the European Coal and Steel Community (an economic union of various European nations’ steel and coal industries), and the Asian Development Bank (an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions).

U.S. Government Securities

Each ProFund VP may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these ProFunds VP employ, or for liquidity purposes. The ProFund VP U.S. Government 10 may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by

14

agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP’s portfolio investments in these securities.

Floating and Variable Rate Notes

Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities. They typically have a stated maturity of more than one year and an interest rate that changes either at specific intervals or whenever a benchmark rate changes. The effective maturity of each floating or variable rate note in a ProFund VP’s portfolio will be based on these periodic adjustments. The interest rate adjustments are designed to help stabilize the note’s price. While this feature helps protect against a decline in the note’s market price when interest rates rise, it lowers a ProFund VP’s income when interest rates fall. Of course, a ProFund VP’s income from its floating and variable rate investments also may increase if interest rates rise.

Commercial Paper

Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs.

Financial Services Obligations

Under normal market conditions, each ProFund VP may invest up to 25% of its net assets in obligations issued by companies in the financial services industry, including U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. These obligations may include:

Certificates of deposit (“CDs”) - CDs represent an obligation of a bank or a foreign branch of a bank to repay funds deposited with it for a specified period of time plus interest at a stated rate.

Time deposits - Time deposits are non-negotiable deposits held in a banking institution for a specified time at a stated interest rate.

Bankers’ acceptances - Bankers’ acceptances are short-term credit instruments frequently used in international trade transactions. They represent a guarantee by a bank to pay a customer’s draft up to a stated amount and for a specified time. Both the bank and the customer may be liable for its payment at maturity.

Each ProFund VP will not invest more than 5% of its total assets in obligations of any one foreign bank.

U.S. banks are subject to a substantial body of federal and/or state law and regulation designed to promote financial soundness. Most bank deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”), although this insurance may not be of great benefit to a ProFund VP depending on the amount of a bank’s obligations that the ProFund VP holds. Foreign banks and foreign branches of U.S. banks, however, may not be subject to the same laws and regulations as U.S. banks and may involve additional risks. These risks include foreign economic and political developments, foreign government restrictions that may adversely affect payment of principal and interest, foreign exchange controls, and foreign

15

withholding and other taxes on interest income. Foreign banks and foreign branches of U.S. banks may not be subject to the same requirements as U.S. banks with respect to mandatory reserves, loan limitations and accounting, auditing, and financial recordkeeping. In addition, less information may be publicly available about a foreign branch of a U.S. bank or a foreign bank than a U.S. bank.

U.S. branches of foreign banks may be subject to some federal and/or state regulation, but typically not to the same extent as U.S. banks. A U.S. branch of a foreign bank with assets over $1 billion may be subject to federal and/or state reserve requirements and may be required to pledge or maintain a certain amount of its assets equal to a percentage of its liabilities with a regulator or with a state. The FDIC may not, however, insure the deposits of branches licensed by states. Obligations of U.S. branches of foreign banks also may be limited by government action in the country in which the foreign bank is headquartered.

Asset-Backed Securities

The ProFunds VP may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called “plastic bonds”, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Performance Indexed Paper

Performance indexed paper (“PIPs”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the spot exchange rate at two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Convertible Securities

The ProFunds VP may invest in convertible securities, including those that may be considered high yield securities. See “Fixed Income Securities-Junk Bonds” below for a discussion of high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Fixed-Income Securities

The ProFunds VP may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

16

Each Fund may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in-kind securities, and STRIPS. Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody’s. Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. The ProFunds VP may also invest in unrated securities.

JUNK BONDS. “Junk bonds” generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit each ProFund VP’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. Each ProFund VP will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security will assist in meeting each Fund VP’s investment objective.

CORPORATE DEBT SECURITIES. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a ProFund VP could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

ZERO-COUPON SECURITIES. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, each ProFund VP may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-

17

coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause a ProFund VP to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

PAYMENT-IN-KIND SECURITIES and STRIPS. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though such securities do not pay current interest in cash, each ProFund VP nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. Thus, a ProFund VP could be required at times to liquidate other investments to satisfy distribution requirements. Each ProFund VP may also invest in STRIPS, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in kind securities, STRIPS are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

UNRATED DEBT SECURITIES. The ProFunds VP may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. Each ProFund VP may invest in mortgage-backed securities as “cover” for the investment techniques these ProFunds VP employ. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), Federal National Mortgage Association (“Fannie Mae” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially shorter than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. Each ProFund VP will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of

18

mortgage assets. The ProFunds VP will only invest in SMBS whose mortgage assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each ProFund VP may fail to fully recoup its initial investment in these securities. The market value of any class that consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and each ProFund VP invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a ProFund VP may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

The ProFunds VP may invest in municipal obligations. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable each ProFund VP to demand payment from the issuer or a financial intermediary on short notice.

REPURCHASE AGREEMENTS

The ProFunds VP also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as “cover” for the investment techniques the ProFunds VP employ, or for liquidity purposes. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP’s total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

19

REVERSE REPURCHASE AGREEMENTS

The ProFunds VP may use reverse repurchase agreements as part of each ProFund VP’s investment strategy. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund VP intends to use the reverse repurchase technique only when it will be to the ProFund VP’s advantage to do so. The ProFund VP will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund VP’s obligations in respect of reverse repurchase agreements.

CASH RESERVES

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each ProFund VP may invest all or part of the ProFund VP’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

The ProFunds VP may borrow money for cash management purposes or investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk but also increases investment opportunity. Since substantially all of a ProFund VP’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will fluctuate more when the ProFund VP is leveraging its investments than would otherwise be the case. Inverse ProFunds VP will do the opposite. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, each ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund VP’s assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including weekends and holidays), will reduce the amount of the ProFund VP’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds VP are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund VP’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

Each of the ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund VP.

LENDING OF PORTFOLIO SECURITIES

Subject to the investment restrictions set forth below, a ProFund VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP’s total assets. Loans would be subject to termination by the lending ProFund VP on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending ProFund VP and that ProFund VP’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

20

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the ProFund VP’s purchase commitments for such when-issued or delayed-delivery securities. Because a ProFund VP will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a ProFund VP’s liquidity and the ability of the Advisor to manage a ProFund VP might be affected in the event its commitments to purchase when-issued securities exceeds 40% of the value of its assets.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each ProFund VP may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, the ProFund VP’s shareholders will indirectly bear the ProFund VP’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund VP to the ProFund VP’s own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP’s own operations.

ILLIQUID SECURITIES

Each ProFund VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% of the ProFund VP’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (“Commission” or “SEC”), illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund VP’s liquidity.

PORTFOLIO TURNOVER

Each ProFund VP’s portfolio turnover rate, to a great extent, will depend on the purchase, redemption and exchange activity of the ProFund VP’s investors. Consequently, it is difficult to estimate what each ProFund VP’s actual portfolio turnover rate will be in the future. However, it is expected that the portfolio turnover experienced by the ProFunds VP may be substantial. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and

21

transaction and other expenses that would be borne by the ProFunds VP. In addition, a ProFund VP’s portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the ProFunds VP invest, are excluded from the calculation of portfolio turnover rate.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the Prospectus, the ProFunds VP present certain risks, some of which are further described below.

CORRELATION AND TRACKING. A number of factors may affect the ability of the ProFunds VP to achieve correlation with their benchmarks. Among these factors are: (1) a ProFund VP’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund VP; (2) less than all of the securities in the index underlying a ProFund VP’s benchmark being held by the ProFund VP and/or securities not included in the index being held by the ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund VP’s share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark; (8) the need to conform a ProFund VP’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund VP may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund VP from purchasing or selling options or futures contracts; (11) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions; and (12) fluctuations in currency exchange rates. While a close correlation of any ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

LEVERAGE. ProFund VP UltraLatin America, ProFund VP UltraInternational, ProFund VP UltraShort Latin America, ProFund VP UltraShort International, ProFund VP UltraShort Japan, and ProFund VP U.S. Government 10 employ leverage as a principal investment strategy and all of the ProFunds VP may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a ProFund VP achieves the right to a return on a capital base that exceeds the amount the ProFund VP has invested. Leverage creates the potential for greater gains to shareholders of these ProFunds VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of these ProFund VPs’ shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund VP to pay interest which would decrease the ProFund VP’s total return to shareholders. If these ProFunds VP achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these ProFunds VP not been leveraged.

NON-DIVERSIFIED STATUS. Each ProFund VP is a “non-diversified” series. A ProFund VP is considered “non-diversified” because a relatively high percentage of the ProFund VP’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund VP’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund VP’s classification as a “non-diversified” investment company means that the proportion of the ProFund VP’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, which imposes diversification requirements on these ProFunds VP that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

INVESTMENT RESTRICTIONS

Each ProFund VP has adopted certain investment restrictions as fundamental policies which cannot be changed without a “vote of a majority of the outstanding voting securities” of the ProFund VP as that phrase is defined in the 1940 Act. The phrase “majority of outstanding securities” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the

22

ProFund VP present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the ProFund VP. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

(i)	(a) Each ProFund VP may invest more than 25% of its total assets, taken at market value at the time of each investment, in the obligations of U.S. and foreign banks and other financial institutions;

(b) Each ProFund VP may concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information to approximately the same extent as its benchmark index; and

(c) Each ProFund VP may invest more than 25% of its total assets in the securities of issuers in a group of industries to approximately the same extent as its benchmark index.

A ProFund VP may not:

(ii)	Make investments for the purpose of exercising control or management.

(iii)	Purchase or sell real estate.

(iv)	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

(v)	Issue senior securities to the extent such issuance would violate applicable law.

(vi)	Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(vii)	Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(viii)	Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

Subject to the foregoing, each ProFund VP may concentrate its investment in the securities of companies engaged in a single industry or group of industries to approximately the same extent as its benchmark index and in accordance with its investment objective and policies as disclosed in the Prospectus and Statement of Additional Information. For purposes of determining whether the ProFunds VP are concentrated in an industry or group of industries, the Trust uses the industry sub-group classifications provided by Bloomberg, L.P.

DETERMINATION OF NET ASSET VALUE

The net asset values of the shares of the ProFunds VP are determined as of the close of business of the New York Stock Exchange (“NYSE”) (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP’s principal trading market(s) is closed, the value of a ProFund VP’s shares may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares. This may also be the case for each ProFund VP when foreign securities trade while ADRs are not trading due to markets being closed in the United States.

23

The net asset value per share of each class of shares of a ProFund VP serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund VP is calculated by dividing the market value of the ProFund VP’s assets attributed to a specific class less all liabilities attributed to the specific class, by the number of outstanding shares of the class. When a ProFund VP experiences net shareholder inflows, it generally records investment transactions on the business day after the transaction order is placed. When a ProFund VP experiences net shareholder outflows, it generally records investment transactions on the business day the transaction order is placed. This is intended to deal equitably with related transaction costs by having them borne in part by the investor generating those costs for the ProFund VP.

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ or National Market System (“NMS”), are valued at the closing price, if available, on the exchange or market where the security is principally traded (including the NASDAQ Official Closing Price for The National Association of Securities Dealers (“NASD”) traded securities). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that the Advisor deems appropriate. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC (other than those traded on the NASDAQ) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of a ProFund VP’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar (and, therefore, the net asset value of ProFunds VP that hold these securities) may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the net asset value of the ProFunds VP, may not take place contemporaneously with the determination of the prices of foreign securities used in net asset value calculations.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there is no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund VP determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund VP will be valued at the last bid quote (if purchased by a ProFund VP) or the last asked quote (if sold by a ProFund VP) prior to the time at which a ProFund VP calculates net asset value. Alternatively, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable, it may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of a fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

PORTFOLIO TRANSACTIONS AND BROKERAGE

PROFUNDS VP

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. Purchases from dealers serving as market makers may include a dealer’s mark-up or reflect a dealer’s mark-down. The Advisor may serve as an investment manager to a number of clients, including other investment companies, private accounts or funds. The Advisor may place a combined order for two or more accounts it

24

manages, including a ProFund VP, engaged in the purchase or sale of the same security or instrument. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

The policy of each ProFund VP regarding purchases and sales of securities for a ProFund VP’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund VP’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a ProFund VP’s policies, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor’s other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor’s expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

In accordance with Rule 12b-1(h) under the 1940 Act, the Advisor will not enter into any agreement or other understanding – whether written or oral – under which brokerage transactions or remuneration are directed to a broker to pay for distribution of a ProFund VP’s shares. Therefore, in selecting brokers to effect transactions in ProFund VPs’ portfolio securities, the Advisor may not consider the broker’s promotional or sales efforts. In accordance with Rule 12b-1(h), the Advisor may direct portfolio securities transactions to a broker to execute, clear or settle transactions in portfolio securities when such broker also promotes or sells shares issued by a ProFund VP, because the ProFunds VP have implemented policies and procedures that are reasonably designed to prevent (i) the persons responsible for selecting broker-dealers to effect transactions in fund portfolio securities transactions from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts and (ii) the ProFunds VP, the Advisor and ProFund Distributors, Inc. (the “Distributor”) from entering into any agreement or other understanding under which the ProFunds VP direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of the fund shares.

The nature of the ProFunds VP may cause the ProFunds VP to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the ProFund VPs’ investors.

The Advisor may hold shares of any of the Funds. In particular, the Advisor may purchase shares of a Fund for the purpose of enabling the Fund to effect more efficient portfolio trading (for example, to enable the Fund to purchase a “round

25

lot” of a desired portfolio investment, thereby avoiding the higher transactions costs associated with the purchase of an “odd lot.”). Because the purpose of such a transaction is to facilitate efficient management of a Fund’s portfolio, rather than to obtain an investment return for the Advisor, the Advisor may, in conjunction with such a purchase of Fund shares, also purchase securities or other financial instruments for its own account to offset or hedge its shareholdings in the Fund. The Advisor may derive a profit or a loss from such transactions, depending upon market conditions and movements.

MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present); Managing Director (March 1993 to April 2004)	ProFunds (155) ProShares (12) Access One Trust (8)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProFunds (155) ProShares (12) Access One Trust (8)	AMC Delancey Group, Inc.

Interested Trustee

Michael L. Sapir* 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	ProFunds (155) ProShares (12) Access One Trust (8)	None

[1]	The Fund Complex consists of all funds advised by ProFund Advisors LLC and its affiliates. As of the date of this SAI, there are 155 series of ProFunds, 12 series of ProShares and 8 series of Access One Trust.

*	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

26

Executive Officers

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present) and ProShare Advisors LLC (since November 2005).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present April 1997 to February 2003	President of the Advisor (May 1997 to present) and ProShare Advisors LLC (since November 2005).

Steven G. Cravath 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/59	Secretary	Indefinite; June 2006 to present	General Counsel of the Advisor and ProShare Advisors LLC since June 2006. Partner, Morrison & FoersterLLP October 1992-June 2006.

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Calvert Group, Ltd.: Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002).

Stephenie E. Adams 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 4/69	Assistant Secretary	Indefinite; April 2006 to present	Assistant Vice President, ProFund Advisors LLC, December 2002 to present; Not employed, November 2002; Vice President, FBR National Bank & Trust May 2000 through October 2002; Vice President and Secretary of FBR Fund for Government Investors, FBR Fund for Tax-Free Investors, Inc., FBR American Gas Index Fund, Inc., and The FBR Rushmore Fund, Inc., October 1995 through October 2002.

Karl W. Saur 100 Summer Street Suite 1500 Boston, MA 02110 Birth Date: 2/61	Assistant Secretary	Indefinite; April 2006 to present	BISYS Fund Services Senior Counsel (May 2005 to present); Vice President and Compliance Manager, Communications, of Putnam Retail Management (July 1997 to March 2004).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to present	BISYS Fund Services: Vice President of Financial Services (April 2002 to present); KPMG LLP: Senior Manager (August 1993 to March 2002).
John Danko 3435 Stelzer Road Columbus, OH 43219 Birth Date: 4/67	Vice President	Indefinite; August 1999 to present	BISYS Fund Services: Director of Client Services (February 1997 to present).

27

Audit Committee

The Board of Trustees has an Audit Committee. The Audit Committee is composed entirely of Independent Trustees. Currently, the Audit Committee is composed of Messrs. Reynolds and Wachs. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of internal controls, audit engagement and matters having a material effect on the Trust’s financial operations. The Audit Committee held three (3) meetings during the fiscal year ended December 31, 2005.

Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds VP, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2005.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Russell S. Reynolds, III	None	None
Michael C. Wachs	None	None
Interested Trustee
Michael L. Sapir	None	$10,001-$50,000

As of July 17, 2006, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

No independent Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds VP, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds VP (not including registered investment companies) as of December 31, 2005.

No independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds VP, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds VP (not including registered investment companies) during the two most recently completed calendar years.

No independent Trustee (or an immediate family member thereof) during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Trust;

•	an officer of the Trust;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;

•	an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds VP or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds VP;

•	the Advisor or the principal underwriter of the ProFunds VP,

•	an officer of the Advisor or the principal underwriter of the ProFunds VP;

28

•	a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds VP.

Trustee Compensation

For the fiscal year ended December 31, 2005, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Trust*	Pension or Retirement Benefits Accrued as Part of Trust Expenses**	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Independent Trustees
Russell S. Reynolds, III, Trustee	$33,641.20	$0	$0	$44,000
Michael C. Wachs, Trustee	$33,641.20	$0	$0	$44,000
Interested Trustee
Michael L. Sapir, Trustee and Chairman	$0	$0	$0	$0

*	The Trust, together with other funds in the Fund Complex advised by the Advisor for which a Trustee serves as director or trustee, pays each Independent Trustee compensation for his services as Trustee at the annual rate of $35,000. Trustees also receive $1,500 for attending special meetings and $500 per telephonic meeting. Trustees who are also officers or affiliated persons receive no remuneration from the Trust for their services as Trustees. The Trust’s officers, other than the Chief Compliance Officer, receive no compensation directly from the Trust for performing the duties of their offices.

**	The Trust does not accrue pension or retirement benefits as part of ProFund VP expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC

Under an investment advisory agreement between the Trust, on behalf of each ProFund VP, and the Advisor dated October 28, 1997 and most recently amended and restated as of March 10, 2005 (the “Agreement” or “Advisory Agreement”), each ProFund VP pays the Advisor a fee at an annualized rate of 0.75% of its average daily net assets, except ProFund VP UltraShort Japan and ProFund VP U.S. Government 10 for which it is entitled to receive annual fees equal to 0.90% and 0.50%, respectively. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of the ProFund VP, subject to the general supervision and control of Trustees and the officers of ProFunds VP. The Advisor bears all costs associated with providing these advisory services. The Advisor has managed the ProFunds VP since their inception and also manages other similar investment vehicles. The Advisor is a limited liability company whose members are Michael L. Sapir, Louis M. Mayberg and William E. Seale, Ph.D., who may be deemed to control the Advisor. The Advisor’s address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814. The Advisor also serves as the investment adviser to each series of Access One Trust.

The Advisor may pay, out of its own assets and at no cost to the ProFunds VP, amounts to certain broker dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of a ProFund VP’s shares.

There are no Advisory fees to report for the fiscal years ended December 31, 2005, because the Funds had not yet begun operations.

29

ProFund Advisors Portfolio Manager Compensation

ProFund Advisors believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the firm’s overall performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts and, in one case, a pooled investment vehicle. Certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each team on which each portfolio manager acts, as of December 31, 2005 or as otherwise noted.

Name of Portfolio Manager	Number of Registered Investment Company Accounts (Total Assets)	Number of Other Pooled Investment Vehicles (Total Assets)	Number of Other Accounts (Total Assets)
Agustin Fleites	93 ($6,911,396,703)	1 ($26,100,000)	0
George Foster	93 ($6,911,396,703)	1 ($26,100,000)	0
Elisa Petit	35 ($3,654,982,474)	0	0
Michael Neches	49 ($2,236,996,328)	0	0
Howard Rubin	44 ($4,674,400,376)	0	0
Hratch Najarian	49 ($2,236,996,328)	0	0
Christian Saarbach	5 ($727,644,971)	0	0
Erik Benke	33 ($3,575,146,975)	0	0
Adam Croll	33 ($3,575,146,975)	0	0
Ryan Dofflemeyer	5 ($727,644,971)	0	0

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the ProFunds family of investment companies as of December 31, 2005 or as otherwise noted.

30

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProFunds Family
Agustin Fleites	$0	$0
George Foster	$0	$0
Hratch Najarian	$0	$0
Michael Neches	$0	$0
Elisa Petit	$0	$0
Howard Rubin	$0	$0
Christian Saarbach	$0	$0
Erik Benke	$0	$0
Adam Croll	$0	$0
Ryan Dofflemeyer	$0	$0

CODES OF ETHICS

The Trust, the Advisor and the Distributor each have adopted a code of ethics (each a “COE” and collectively, the “COEs”) as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP. There can be no assurance that the COEs will be effective in preventing such activities. The COEs permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund VP; however, such transactions are reported on a regular basis. Advisor personnel subject to the Advisor’s COE are also required to report transactions in registered open-end investment companies advised or sub-advised by the Advisor. The COEs are on file with the SEC and are available to the public.

PROXY VOTING POLICY AND PROCEDURES

Background

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities of the ProFunds VP, pursuant to which the Board has delegated responsibility for voting such proxies to the Advisor subject to the Board’s continuing oversight.

Policies and Procedures

The Advisor’s proxy voting policies and procedures (the “Guidelines”) are designed to maximize shareholder value and protect shareowner interests when voting proxies. The Advisor’s Proxy Oversight Committee (the “Proxy Committee”) exercises and documents the Advisor’s responsibility with regard to voting of client proxies. The Proxy Committee is composed of representatives of the Advisor’s Compliance, Legal and Portfolio Management Departments, and chaired by the Advisor’s Chief Compliance Officer. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.

To assist the Advisor in its responsibility for voting proxies and the overall proxy voting process, the Advisor has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues quarterly reports for the Advisor to review to assure proxies are being voted properly. The Advisor and ISS also perform spot checks intra-quarter to match the voting activity with available shareholder meeting information. ISS’s management meets on a regular basis to discuss its approach to new developments and amendments to existing policies. Information on such developments or amendments in turn is provided to the Proxy Committee. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.

The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Advisor will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:

•	Election of Directors - considering factors such as director qualifications, term of office, age limits.

•	Proxy Contests - considering factors such as voting for nominees in contested elections and reimbursement of expenses.

•	Election of Auditors - considering factors such as independence and reputation of the auditing firm.

•	Proxy Contest Defenses - considering factors such as board structure and cumulative voting.

•	Tender Offer Defenses - considering factors such as poison pills (stock purchase rights plans) and fair price provisions.

31

•	Miscellaneous Governance Issues - considering factors such as confidential voting and equal access.

•	Capital Structure - considering factors such as common stock authorization and stock distributions.

•	Executive and Director Compensation - considering factors such as performance goals and employee stock purchase plans.

•	State of Incorporation - considering factors such as state takeover statutes and voting on reincorporation proposals.

•	Mergers and Corporate Restructuring - considering factors such as spin-offs and asset sales.

•	Mutual Fund Proxy Voting - considering factors such as election of directors and proxy contests.

•	Consumer and Public Safety Issues - considering factors such as social and environmental issues as well as labor issues.

A full description of each guideline and voting policy is maintained by the Advisor, and a complete copy of the Guidelines is available upon request.

Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between the ProFund VPs’ shareholders and the Advisor, the underwriter or any affiliates thereof. Due to the limited nature of the Advisor’s activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities, and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor for potential conflicts of interest. In the event a conflict of interest arises, the Advisor will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to the Board the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Record of Proxy Voting

The Advisor, with the assistance of ISS, shall maintain for a period of at least five years a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the ProFunds VP voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 will be available (1) without charge, upon request, by calling the Advisor at 888-776-1972, (2) on the ProFunds web site, and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete schedule of each ProFund VP’s portfolio holdings as of the end of each fiscal quarter will be filed with the SEC (and publicly available) within 60 days of the end of each fiscal quarter. Portfolio holdings information may be made available prior to its public availability (“Non-Standard Disclosure”) as frequently as daily ProFund Advisors LLC, BISYS Fund Services, UMB Bank, N.A., ProFunds Distributors, Inc. (collectively, the “Service Providers”) and as frequently as weekly to certain non-service providers (including rating agencies, consultants and other qualified financial professionals for such purposes as analyzing and ranking the ProFunds VP or performing due diligence and asset allocation). A recipient of Non-Standard Disclosure must sign a confidentiality agreement as required by applicable law in which the recipient agrees that the information will be kept confidential, be used only for a legitimate business purpose and not be used for trading. Recipients are required to have systems and procedures in place to ensure that the confidentiality agreement will be honored. Neither the ProFunds VP nor the Advisor may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Non-Standard Disclosure may be authorized by the ProFund VPs’ Chief Compliance Officer (“CCO”) or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of the Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Advisor or Distributor, such disclosure serves a legitimate business purpose, and measures discussed in the previous paragraph regarding confidentiality are satisfied. The length of lag between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure. The Board of Trustees has adopted a Portfolio Holdings Disclosure Policy and will review the Policy annually. The CCO is responsible for ensuring that portfolio holdings disclosures are made in accordance with this Policy. As of the date of this SAI, no parties other than the Trust’s Service Providers receive non-standard disclosure.

32

ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, is an indirect wholly-owned subsidiary of The BISYS Group, Inc. and an affiliate of the Distributor. BISYS acts as Administrator to the ProFunds VP. The Administrator provides ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds VP under federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.

The Trust pays BISYS an annual fee for its services as Administrator based on the aggregate average net assets of all series of the Trust and Access One Trust. This fee ranges from 0.05% of the Trust’s and Access One Trust’s average monthly net assets up to $2 billion to 0.005% of the Trust’s and Access One Trust’s average monthly net assets in excess of $10 billion on an annual basis.

BISYS Funds Services, Inc. (“BFSI”), 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, is an affiliate of BISYS and the Distributor. BFSI acts as fund accounting agent for each series of the Trust. The Trust pays BFSI an annual base fee, plus asset based fees, for its services as fund accounting agent. The asset based fees range from 0.10% of the Trust’s and Access One Trust’s average monthly net assets up to $1 billion to 0.00375% of the Trust’s and Access One Trust’s average monthly net assets in excess of $10 billion, on an annual basis.

BFSI also acts as transfer agent for each series of the Trust, for which BFSI receives additional fees.

Various brokers have been authorized to receive purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive and accept purchase orders and receive redemption orders on a ProFund VP’s behalf. Each ProFund VP will be deemed to have received and accepted a purchase order or received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order. Customer orders will be priced at a ProFund VP’s net asset value next computed after they are received from an authorized broker or the broker’s authorized designee and, in the case of purchase orders, accepted by the ProFund VP.

CUSTODIAN

UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106.

For each of the ProFunds VP, the applicable custodian, among other things, maintains a custody account or accounts in the name of each ProFund VP; receives and delivers all assets for each ProFund VP upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each ProFund VP and pays all expenses of the ProFunds VP. For its services, each custodian receives an asset-based fee and transaction charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as the Funds’ independent registered public accounting firm for each Fund’s current fiscal year and provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. [ ] address is [ ].

LEGAL COUNSEL

Ropes & Gray LLP serves as counsel to the ProFunds VP. The firm’s address is One International Place, Boston, Massachusetts 02110-2624.

DISTRIBUTOR

ProFunds Distributors, Inc., an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states, the District of Columbia and Puerto Rico and offers shares of ProFunds VP on a continuous basis. ProFunds Distributors, Inc. receives no compensation from the ProFunds VP for serving as distributor, other than amounts received pursuant to the Distribution and Shareholder Service (12b-1) Plan. ProFunds Distributors, Inc.’s address is 3435 Stelzer Road, Columbus, OH 43219.

33

DISTRIBUTION (12b-1) PLAN

Pursuant to a 12b-1 Plan (“Distribution Plan”), the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by the ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.

The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution services with respect to the shares of the ProFund VP for such entities’ fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a “compensation” plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan’s renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as a funding vehicle for variable insurance contracts.

The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue from year-to-year only so long as continuance is specifically approved at least annually by a vote of a majority of the Board of Trustees, and of a majority of the Trustees who are not “interested persons” of the Trust and who have no financial interest in the operation of the Distribution Plan or any related agreement (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (0.25% of average daily net assets annually) that may be spent for distribution of shares of the ProFund VP without the approval of shareholders of the ProFund VP.

These ProFunds VP had not yet begun operations for the fiscal year ended December 31, 2005

ADMINISTRATIVE SERVICES

The Trust, on behalf of the ProFunds VP, may enter into administrative services agreements with insurance companies pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of an insurer’s separate account with the ProFunds VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the ProFunds VP are subject; generally assisting with compliance with applicable regulatory requirements, responding to ministerial inquiries concerning the ProFund VP’s investment objectives, investment programs, policies and performance; transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP; and providing any related services as the ProFunds VP or their investors may reasonably request. Because of the relatively higher volume of transactions in ProFunds VP, generally, ProFunds VP are authorized to pay higher administrative service fees than might be the case for more traditional mutual funds. To the extent any of these fees are paid by the ProFunds VP, they are included in the amount

34

appearing opposite the caption “Other Expenses” under “Annual Fund Operating Expenses” in the expense tables contained in the Prospectus. In addition, the Advisor or Distributor may compensate such financial intermediaries or their agents directly or indirectly for such services.

Compensation paid by the Advisor or Distributor out of their own resources for such services is not reflected in the fees and expenses outlined in the fee table for each ProFund VP.

For these services, the Trust may pay each insurer a quarterly fee equal on an annual basis to up to 0.50% of the average daily net assets of each ProFund VP that are invested in such ProFund VP through the insurer’s separate account, or an annual fee that may vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

These ProFunds VP had not yet begun operations for the fiscal year ended December 31, 2005.

COSTS AND EXPENSES

Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include, without limitation: the investment advisory fee, the management services fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses; brokerage and transaction fees; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and independent Trustees’ fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

The Trust is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future.

All shares of the ProFunds VP are freely transferable. Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFund VPs’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any ProFunds VP shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the ProFunds VP itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a ProFund VP does not grow to a size to permit it to be economically viable, the ProFund VP may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

CAPITALIZATION

As of [ ], no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of any ProFund VP (or class of shares thereof) described in this SAI.

35

A shareholder who beneficially owns, directly or indirectly, more than 25% of the voting securities of a ProFund VP (or class of shares thereof) may be deemed a “control person” (as defined in the 1940 Act) of the ProFund VP and may be able to determine the outcome of any matter submitted for shareholder consideration with respect to that ProFund.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the shareholders. Pursuant to the requirements of Section 817 of the Code, the only shareholders of each ProFund VP will be either (i) participating insurance companies and their separate accounts that fund variable annuity contracts (“VA Contracts”), variable life insurance policies (“VLI Policies”) or other variable insurance contracts, or (ii) qualified pension or retirement plans. Under current law, the shareholders that are life insurance company “segregated asset accounts” will not be subject to income tax currently on income from the ProFund VP to the extent such income is applied to increase the values of VA Contracts and VLI Policies. The qualified pension or retirement plans qualify separately for exemption from tax on such income.

The discussion below is generally based on the assumption that the shares of each ProFund VP will be respected as owned by insurance company separate accounts and qualified pension or retirement plans. If this is not the case, the person or persons determined to own the ProFund VP shares will be currently taxed on ProFund VP distributions, and on the proceeds of any redemption of ProFund VP shares, under the Code rules.

For information concerning the federal income tax consequences to a holder of a variable contract, refer to the prospectus for the particular contract. Because insurance companies (and certain other investors) will be the only shareholders of a ProFund VP, no attempt is made here to particularly describe the tax aspects of an investment in such a ProFund VP.

Taxation of the Fund. Each of the ProFunds VP intends to be taxed each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in (x) the securities (other than those of the U.S. Government or the regulated investment companies) of any one issuer or of two or more issuers which such ProFund VP controls and which are engaged in the same, similar, or related trades or businesses, or (y) the securities of one or more qualified publicly traded partnerships (as defined below). In the case of each ProFund VP’s investments in loan participations, such ProFund VP shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in (a) in the paragraph above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90%of its income from the Qualifying Income described in (a) in the paragraph above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies such rules do apply to a regulated investment company with respect to items attributable to an interest

36

in a qualified publicly traded partnership. Finally, for purposes of (b) in the paragraph above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

If, in any taxable year, a ProFund VP were to fail to qualify as a RIC under the Code or fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund VP in computing its taxable income. In addition, the ProFund VP’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains. If a ProFund VP were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund VP failed to qualify as a RIC for a period greater than one taxable year, the ProFund VP might be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund VP had been liquidated) in order to qualify as a RIC in a subsequent year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. To avoid the tax, each ProFund VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds VP intend to make distributions in accordance with the calendar year distribution requirement.

Each ProFund VP also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the ProFunds VP by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a ProFund VP as assets of the related separate account, these regulations are imposed on the assets of the ProFund VP. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the ProFund VP may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor,that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a ProFund VP to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment described above. The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. A contract holders’ control of the investments of the separate accounts in this case is similar to, but different in certain respects from, those described by the IRS in rulings. Most, although not necessarily all, ProFunds VP are not materially narrower in focus than the investment strategies described in more recent IRS rulings in which strategies, such as large company stocks, energy stocks, international stocks, small company stocks, mortgage-based securities, telecommunications stocks, energy

37

stocks, and financial services stocks, were held not to constitute sufficient control over individual investment decisions so as to cause ownership of such investments to be attributable to contract owners. The Regulations recently proposed by the Treasury Department relating to §817(h) and current published IRS guidance do not directly speak to the strategies such as those reflected in ProFunds VP described above. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of “investor control” over a separate account’s investments in funds such as ProFunds VP, and such guidance could affect the treatment of the ProFunds VP described herein, including retroactively.

In the event that additional rules or regulations are adopted, there can be no assurance that a ProFund VP will be able to operate as currently described, or that such ProFund VP will not have to change its investment objective or investment policies. A ProFund VP’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the ProFund VP.

Under Treasury Regulations, if a shareholder recognizes a loss on a disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

Average annual total return quotations for periods in excess of one year are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

Performance data represents past performance and is not an indication of future results. Because of ongoing market volatility, the performance of a ProFund VP may be subject to substantial short-term changes.

COMPARISONS OF INVESTMENT PERFORMANCE

Performance of a ProFund VP may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund VP may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor’s Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, the Board of Trade of the City of New York, Inc., the Nikkei Stock Average, the Paris CAC 40 and Deutsche Aktien Index, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a

38

ProFund VP’s investment performance. In particular, performance information for the ProFunds VP may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Dow Jones U.S. Index, the Russell 2000 Index and the NASDAQ-100 Index®, among others.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger’s Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. (“Lipper”), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund VP also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. Broad-based Lipper groupings may be used for comparison to any of the ProFunds VP.

Information about the performance of the ProFunds VP will be contained in the ProFund VPs’ annual and semiannual reports to shareholders, which may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, Fitch Investor Services, Dominion Rating Services and Thomson Bank Watch represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information

The ProFunds VP are not sponsored, endorsed, sold, or promoted by the New York Stock Exchange, NASDAQ, Dow Jones, The Bank of New York, (the “Index Providers”) nor do the Index Providers make any representations regarding the advisability of investing in securities generally or in the ProFunds VP particularly or in the ability of any of the indices related to such companies, as set forth below (the “Indices”), to track general stock market performance. “NASDAQ-100 Index®” is a trademark of the NASDAQ Stock Markets, Inc. (“NASDAQ”). “Dow Jones, “Dow 30,” “Dow Jones Industrial Average,” “DJIA,” and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

An index provider’s only relationship to the ProFunds VP is the licensing of certain trademarks and trade names. The index providers have no obligation to take the needs of the ProFunds VP or owners of the shares of the ProFunds VP into consideration in determining, composing or calculating the Indices. The index providers are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds VP are to be converted into cash. The index providers have no obligation or liability in connection with the administration, marketing or trading of ProFunds VP.

“Dow Jones” and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote ProFunds VP.

•	Recommend that any person invest in the ProFunds VP or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds VP.

•	Have any responsibility or liability for the administration, management or marketing of the ProFunds VP.

•	Consider the needs of the ProFunds VP or investors in the ProFunds VP in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds VP. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds VP, investors in the ProFunds VP or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

39

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between ProFunds VP and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds VP or any other third parties.

“BNY”, “The Bank of New York Emerging Markets 50 ADR Index”, “The Bank of New York Latin America ADR 35 Index”, and “The Bank of New York ADR Index” are service marks of The Bank of New York and have been licensed for use for certain purposes by ProFund Advisors. ProFund Advisors’ trading of securities or calculations based on the Indexes named above are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of any securities or any member of the public regarding the advisability of investing in financial products generally or in the Indexes’ underlying securities particularly, the ability of the ADR Indexes to track market performance or the suitability or appropriateness of the Indexes’ securities for such purchasers, owners or such member of the public. The relationship between The Bank of New York, on one hand, and ProFund Advisors, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York and of The Bank of New York Emerging Markets 50 ADR Index, The Bank of New York Latin America ADR 35 Index and The Bank of New York ADR Index, which indexes are determined, composed and calculated by The Bank of New York without regard to ProFund Advisors or the Indexes’ underlying securities. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of ProFund Advisors or the purchasers or owners of the Indexes’ underlying securities into consideration in determining, composing or calculating the ADR Indexes named above. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the Indexes’ underlying securities or in the determination or calculation of the equation by which the securities are to be converted into cash. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the Indexes’ underlying securities. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE ADR INDEXES OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PROFUND ADVISORS LLC, PURCHASERS OR OWNERS OF THE INDEXES’ UNDERLYING SECURITIES OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ADR INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ADR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. The ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

FINANCIAL STATEMENTS

No information is presented for the ProFunds VP because they had not commenced investment operations as of December 31, 2005

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECUTS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

40

APPENDIX A

PROFUNDS EUROPE 30 INDEX

As of March 31, 2006

Name	Ticker	Type	Industry	Country
ALCON INC	ACL	Common Stock	Healthcare-Products	SWITZERLAND
ASML HOLDING NV	ASML	NY Reg Shrs	Semiconductors	NETHERLANDS
ASTRAZENECA PLC	AZN	ADR	Pharmaceuticals	BRITAIN
AUTOLIV INC	ALV	Common Stock	Auto Parts & Equipment	SWEDEN
BP PLC-SPONS	BP	ADR	Oil & Gas	BRITAIN
BUSINESS OBJECTS SA	BOBJ	ADR	Software	FRANCE
DAIMLERCHRYSLER AG	DCX	Common Stock	Auto Manufacturers	GERMANY
ELAN CORP PLC	ELN	ADR	Pharmaceuticals	IRELAND
ERICSSON (LM) TEL	ERICY	ADR	Telecommunications	SWEDEN
GLAXOSMITHKLINE PLC	GSK	ADR	Pharmaceuticals	BRITAIN
HSBC HOLDINGS PLC	HBC	ADR	Banks	BRITAIN
PHILIPS ELECTRONICS	PHG	NY Reg Shrs	Electronics	NETHERLANDS
MITTAL STEEL-CLASS A	MT	NY Reg Shrs	Iron/Steel	NETHERLANDS
NOKIA CORP	NOK	ADR	Telecommunications	FINLAND
NOVARTIS AG	NVS	ADR	Pharmaceuticals	SWITZERLAND
ROYAL DUTCH SHELL PLC	RDS/A	ADR	Oil & Gas	NETHERLANDS
RYANAIR HOLDINGS PLC	RYAAY	ADR	Airlines	IRELAND
SANOFI-AVENTIS	SNY	ADR	Pharmaceuticals	FRANCE
SAP AG-SPONSORED	SAP	ADR	Software	GERMANY
ROYAL DUTCH SHELL PLC	RDS/B	ADR	Oil&Gas	NETHERLANDS
SHIRE PLC	SHPGY	ADR	Pharmaceuticals	BRITAIN
SIEMENS AG	SI	ADR	Miscellaneous Manufacturer	GERMANY
STMICROELECTRONICS NV	STM	NY Reg Shrs	Semiconductors	SWITZERLAND
NTL INC	NTLID	Common Stock	Telecommunications	UNITED STATES
TOP TANKERS INC	TOPT	Common Stock	Transportation	GREECE
TOTAL SA	TOT	ADR	Oil & Gas	FRANCE
UBS AG	UBS	Common Stock	Diversified Financial Services	SWITZERLAND
UNILEVER N V	UN	NY Reg Shrs	Food	NETHERLANDS
VODAFONE GROUP PLC	VOD	ADR	Telecommunications	BRITAIN
WILLIS GROUP HOLDINGS LTD	WSH	Common Stock	Insurance	BRITAIN
TENARIS SA	TS	ADR	Iron/Steel	LUXEMBOURG

Eligible countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom

A-1

APPENDIX B

PROFUNDS ASIA 30 INDEX

As of March 31, 2006

Name	Ticker	Type	Industry	Country
AU OPTRONICS CORP	AUO	ADR	Electronics	TAIWAN
BHP BILLITON LTD	BHP	ADR	Mining	AUSTRALIA
CNOOC LTD	CEO	ADR	Oil&Gas	HONG KONG
CHINA MOBILE HK LTD	CHL	ADR	Telecommunications	HONG KONG
CHUNGHWA TELECOM CO LTD	CHT	ADR	Telecommunications	TAIWAN
CREATIVE TECHNOLOGY LTD	CREAF	Common Stock	Computers	SINGAPORE
CTRIP.COM INTERNATIONAL	CTRP	ADR	Internet	CHINA
CHINA YUCHAI INTL LTD	CYD	Common Stock	Auto Parts&Equipment	SINGAPORE
FLEXTRONICS INTL LTD	FLEX	Common Stock	Electronics	SINGAPORE
ICICI BANK LTD	IBN	ADR	Banks	INDIA
INFOSYS TECHNOLOGIES	INFY	ADR	Software	INDIA
KOOKMIN BANK	KB	ADR	Banks	SOUTH KOREA
KOREA ELEC POWER CORP	KEP	ADR	Electric	SOUTH KOREA
KT CORP	KTC	ADR	Telecommunications	SOUTH KOREA
LG.PHILIPS LCD CO LTD	LPL	ADR	Electronics	SOUTH KOREA
NAM TAI ELECTRONICS INC	NTE	Common Stock	Electronics	HONG KONG
NETEASE.COM INC	NTES	ADR	Internet	CHINA
PACIFICNET INC	PACT	Common Stock	Computers	HONG KONG
POSCO	PKX	ADR	Iron/Steel	SOUTH KOREA
PETROCHINA CO LTD	PTR	ADR	Oil&Gas	CHINA
SATYAM COMPUTER SERVICES	SAY	ADR	Software	INDIA
SINA CORP	SINA	Common Stock	Internet	CHINA
SK TELECOM CO LTD	SKM	ADR	Telecommunications	SOUTH KOREA
SHANDA INTERACTIVE ENTER	SNDA	ADR	Internet	CHINA
CHINA PETROLEUM & CHEM	SNP	ADR	Oil&Gas	CHINA
SOHU.COM INC	SOHU	Common Stock	Internet	CHINA
TOMMY HILFIGER CORP	TOM	Common Stock	Apparel	HONG KONG
TAIWAN SEMICONDUCTOR	TSM	ADR	Semiconductors	TAIWAN
UNITED MICROELECTRONICS	UMC	ADR	Semiconductors	TAIWAN
WIPRO LTD	WIT	ADR	Software	INDIA

ELIGIBLE COUNTRIES INCLUDE AUSTRALIA, NEW ZEALAND, HONG KONG, INDONESIA, MALAYSIA, PHILIPPINES, SINGAPORE, SOUTH KOREA, TAIWAN, THAILAND, INDIA, AND CHINA.

B-1

APPENDIX C

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DOMINION RATINGS SERVICES OF CANADA (“DBRS”) — BOND AND LONG TERM DEBT RATINGS:

AAA: Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

AA: Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has

C-1

for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

DESCRIPTION OF S&P’S MUNICIPAL BOND RATINGS:

AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S MUNICIPAL BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

C-2

PROFUNDS

Part C

Other Information

ITEM 23.	Exhibits

(a)(1)	Certificate of Trust of ProFunds (the “Registrant”) (1)

(a)(2)	First Amended Declaration of Trust of the Registrant (2)

(b)	By-laws of Registrant (2)

(c)	Not Applicable

(d)(1)	Form of Investment Advisory Agreement (2)

(d)(2)	Investment Advisory Agreement for Cash Management Portfolio (7)

(d)(3)	Amendment to Investment Advisory Agreement between ProFunds and ProFund Advisors LLC (7)

(d)(4)	Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)

(d)(5)	Amended and Restated Investment Advisory Agreement dated March 10, 2005, between the Registrant and ProFund Advisors LLC (27)

(d)(6)	Revised Schedule A to Amended and Restated Investment Advisory Agreement, dated as of June 20, 2006 (35)

(d)(7)	Amended and Restated Expense Limitation Agreement between the Registrant and ProFund Advisors LLC dated as of January 1, 2004 and amended March 10, 2005 and further amended June 20, 2006 (35)

(d)(8)	Revised Schedule A dated as of June 20, 2006 to the Amended and Restated Expense Limitation Agreement, dated as of January 1, 2004 and amended as of March 10, 2005 (35)

(e)(1)	Amended and Restated Distribution Agreement, dated as of January 1, 2004 and amended and restated as of October 7, 2005 (32)

(e)(2)	Revised Schedule A to the Distribution Agreement, dated as of June 10, 2006 (35)

(e)(3)	Class A Distribution Agreement dated as of March 10, 2005 (32)

(e)(4)	Revised Schedule A dated June 10, 2006 to the Class A Distribution Agreement dated as of June 20, 2005 (35)

(e)(5)	Form of Dealer Agreement with respect to Investor Class Shares (20)

(f)	Not Applicable

(g)(1)	Custody Agreement with UMB Bank, N.A. (“UMB”) (32)

(g)(2)	Form of Foreign Custody Manager Delegation Agreement (10)

(g)(3)	Form of Revised Fee Schedule to the Custody Agreement between the Registrant and UMB (31)

(h)(1)(i)	Transfer Agency Agreement (32)

(h)(1)(ii)	Amendment to Transfer Agency Agreement (32)

(h)(1)(iii)	Revised Schedule A to the Transfer Agency Agreement, dated June 20, 2006 (35)

(h)(1)(iv)	Revised Schedule B to the Transfer Agency Agreement, dated April 27, 2005 (32)

(h)(1)(v)	Amendment to Transfer Agency Agreement between the Registrant, Access One Trust and BISYS Fund Services Limited Partnership (“BISYS”) (32)

(h)(2)	Administration Agreement (32)

(h)(3)	Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company’s Registration Statement on Form N-1A (File No. 811-06073) filed with the Commission on April 24, 1996

(h)(4)	Amendment to the Administration Agreement between the Registrant and BISYS, dated October 5, 2004 (32)

(h)(5)	Amendment to the Administration Agreement between the Registrant, Access One Trust and BISYS, dated December 15, 2004 (32)

(h)(6)	Amendment to the Administration Agreement between the Registrant, Access One Trust and BISYS, dated December 16, 2005 (32)

(h)(7)	Revised Schedule A to the Administration Agreement between the Registrant and BISYS, dated June 20, 2006 (35)

(h)(8)(i)	Fund Accounting Agreement dated January 1, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. (27)

(h)(8)(ii)	Revised Schedule A to the Fund Accounting Agreement, dated as of June 20, 2006 (35)

(h)(9)(i)	Amended and Restated Management Services Agreement restated as of September 21, 2005 between the Registrant and ProFund Advisors LLC (31)

(h)(9)(ii)	Revised Schedule A to the Amended and Restated Management Services Agreement dated June 20, 2006 between the Registrant and ProFund Advisors LLC (35)

(h)(9)(iii)	Schedule B to the Amended and Restated Management Services Agreement (31)

(h)(10)	Form of Omnibus Fee Agreement with BISYS (2)

(h)(11)	Form of Amendment to Omnibus Fee Agreement (6)

(h)(12)	Form of Participation Agreement (18)

(h)(13)	Form of Administrative Services Agreement (6)

(i)	Opinion and Consent of Counsel to the Registrant (35)

(j)	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

(k)	None

(l)	Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)

(m)(1)	Distribution Plan for ProFunds VP (6)

(m)(1)(i)	Revised Schedule A to the Distribution Plan for ProFunds VP (32)

(m)(2)	Form of Shareholder Services Agreement for ProFunds VP (20)

(m)(3)	Amended and Restated Distribution and Service Plan (32)

(m)(3)(i)	Revised Schedule A to the Amended and Restated Distribution and Service Plan, dated as of June 20, 2006 (35)

(m)(4)	Form of Distribution and Shareholder Services Agreement for NASD Registered Members (20)

(m)(5)	Form of Distribution and Shareholder Services Agreement for Non-NASD Registered Members (20)

(m)(6)	Distribution and Shareholder Services Plan relating to the Registrant with respect to the Class A shares of the Registrant (27)

(n)(1)	Amended and Restated Multiple Class Plan (34)

(n)(2)	Revised Schedule A dated June 20, 2006 to the Amended and Restated Multiple Class Plan (35)

(o)(1)	Powers of Attorney of Trustees and Officers of Scudder Cash Management Portfolio (27)

(o)(2)	Powers of Attorney of Trustees and Officers of ProFunds (33)

(p)(1)	Code of Ethics of Registrant (32)

(p)(2)	Code of Ethics of ProFund Advisors LLC (32)

(p)(3)	Code of Ethics of BISYS and Certain Affiliated Companies of BISYS, including ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.) (32)

(p)(4)	Code of Ethics of Deutsche Asset Management (27)

(1)	Filed with initial registration statement.

(2)	Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3)	Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4)	Previously filed on March 2, 1999 as part of Post-Effective Amendment No. 4 and incorporated by reference herein.

(5)	Previously filed on August 4, 1999 as part of Post-Effective Amendment No. 6 and incorporated by reference herein.

(6)	Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7)	Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8)	Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9)	Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10)	Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11)	Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

(12)	Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

(13)	Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.

(14)	Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.

(15)	Previously filed on June 20, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.

(16)	Previously filed on April 30, 2002 as part of Post-Effective Amendment No. 21 and incorporated by reference herein.

(17)	Previously filed on July 2, 2002 as part of Post-Effective Amendment No. 22 and incorporated by reference herein.

(18)	Previously filed on February 28, 2003 as part of Post-Effective Amendment No. 23 and incorporated by reference herein.

(19)	Previously filed on April 30, 2003 as part of Post-Effective Amendment No. 24 and incorporated by reference herein.

(20)	Previously filed on February 20, 2004 as part of Post-Effective Amendment No. 29 and incorporated by reference herein.

(21)	Previously filed on April 29, 2004 as part of Post-Effective Amendment No. 30 and incorporated by reference herein.

(22)	Previously filed on July 1, 2004 as part of Post-Effective Amendment No. 31 and incorporated by reference herein.

(23)	Previously filed on November 19, 2004 as part of Post-Effective Amendment No. 32 and incorporated by reference herein.

(24)	Previously filed on February 7, 2005 as part of Post-Effective Amendment No. 35 and incorporated by reference herein.

(25)	Previously filed on February 17, 2005 as part of Post-Effective Amendment No. 36 and incorporated by reference herein.

(26)	Previously filed on February 25, 2005 as part of Post-Effective Amendment No. 37 and incorporated by reference herein.

(27)	Previously filed on April 29, 2005 as part of Post-Effective Amendment No. 38 and incorporated by reference herein.

(28)	Previously filed on May 13, 2005 as part of Post-Effective Amendment No. 40 and incorporated by reference herein.

(29)	Previously filed on July 27, 2005 as part of Post Effective Amendment No. 42 and incorporated by reference herein.

(30)	Previously filed on January 12, 2006 as part of Post Effective Amendment No. 43 and incorporated by reference herein.

(31)	Previously filed on February 24, 2006 as part of Post Effective Amendment No. 44 and incorporated by reference herein.

(32)	Previously filed on March 28, 2006 as part of Post Effective Amendment No. 45 and incorporated by reference herein.

(33)	Previously filed on April 26, 2006 as part of Post Effective Amendment No. 46 and incorporated by reference herein.

(34)	Previously filed on June 30, 2006 as part of Post Effective Amendment No. 49 and incorporated by reference herein.

(35)	Previously filed on July 26, 2006 as part of Post Effective Amendment No. 50 and incorporated by reference herein.

ITEM 24.	Persons Controlled By or Under Common Control With Registrant.

None.

ITEM 25.	Indemnification

The Registrant (also, the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.	Business and Other Connections of Investment Adviser

ProFund Advisors LLC, is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash Management Portfolio, and each director, officer or partner of Deutsche Asset Management is hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT Institutional Funds (File Nos. 33-34079 and 811- 6071). For additional information, please see the Trust’s Statements of Additional Information.

ITEM 27.	Principal Underwriter

(a) ProFunds Distributors, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 acts as principal underwriter for the Registrant and Access One Trust.

(b) The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

Name	Positions and Offices with Distributor	Positions and Offices with Registrant
Brian K. Bey	President and Director	None

Elliott Dobin	Secretary	None

James E. Pike	Financial and Operations Principal	None

Andrew H. Byer	Chief Compliance Officer	None

Wayne A. Rose	Assistant Chief Compliance Officer	None

James E. (Ed) Pike	Financial and Operations Principal	None

(c) Not applicable.

ITEM 28.	Location of Accounts and Records

All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

(1) ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager);

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 100 Summer Street, Boston, Massachusetts 02110 (official records of the Trust and records produced by BISYS in its role as administrator, fund accountant, transfer agent and distributor).

(3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian).

ITEM 29.	Management Services

None.

ITEM 30.	Undertakings

(a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant’s outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

(b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on October 6, 2006.

PROFUNDS

/s/ Louis M. Mayberg
Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Michael L. Sapir Michael L. Sapir	Trustee, Chairman	October 6, 2006

/s/ Russell S. Reynolds, III Russell S. Reynolds, III*	Trustee	October 6, 2006

/s/ Michael Wachs Michael Wachs*	Trustee	October 6, 2006

/s/ Louis M. Mayberg Louis M. Mayberg	President	October 6, 2006

/s/ Troy A. Sheets Troy A. Sheets*	Treasurer	October 6, 2006

*By:	/s/ Steven Brancato
Steven Brancato
As Attorney-in-fact
October 6, 2006